                                                Registration File No.: 33-37562

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS May 31, 1997

                               Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter Multi-State Municipal Series Trust for the six-month period ended May 31, 1997.

A consumer-led acceleration in economic activity which developed in the fourth quarter of 1996 continued into the first quarter of 1997. This contributed to rising interest rates between December and April. On
March 25, 1997, the Federal Reserve Board raised the federal-funds rate
25 basis points to 5.50 percent in a preemptive move against a possible acceleration in the rate of inflation. The fixed-income markets recognized that additional rate hikes were possible, but rallied when the Fed left short-term interest rates unchanged at its May meeting.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields, but were less volatile. Long-term insured revenue bond yields rose from 5.45 percent at


           SELL         BUY        YIELD
 DATE      YIELD       YIELD       RATIO
-----------------------------------------
 5/97      5.58        6.91        .8081
 4/97      5.74        6.96        .8251
 3/97      5.83        7.10        .8216
 2/97      5.53        6.80        .8129
 1/97      5.63        6.79        .8293
12/96      5.56        6.64        .8372
11/96      5.45        6.35        .8583
10/96      5.60        6.64        .8431
 9/96      5.71        6.92        .8248
 8/96      5.82        7.12        .8176
 7/96      5.77        6.97        .8278
 6/96      5.86        6.87        .8529
 5/96      5.99        6.99        .8571
 4/96      5.94        6.91        .8601
 3/96      5.89        6.67        .8835
 2/96      5.55        6.47        .8577
 1/96      5.42        6.03        .8989
12/95      5.49        5.95        .9230
11/95      5.61        6.13        .9151
10/95      5.79        6.33        .9150
 9/95      5.97        6.50        .9184
 8/95      5.98        6.65        .8997
 7/95      5.99        6.85        .8750
 6/95      6.00        6.62        .9066
 5/95      5.84        6.65        .8784
 4/95      6.05        7.34        .8245
 3/95      6.07        7.43        .8167
 2/95      6.12        7.44        .8222
 1/95      6.42        7.70        .8340
12/94      6.65        7.88        .8438
11/94      6.99        8.00        .8738
10/94      6.66        7.97        .8356
 9/94      6.42        7.82        .8212
 8/94      6.17        7.45        .8280
 7/94      6.15        7.40        .8314
 6/94      6.31        7.61        .8293
 5/94      6.23        7.43        .8387
 4/94      6.24        7.31        .8540
 3/94      6.19        7.09        .8728
 2/94      5.64        6.66        .8468
 1/94      5.29        6.24        .8481
12/93      5.45        6.35        .8586

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS, continued

the end of November 1996 to a high of 5.85 percent in mid-April 1997 before ending May at 5.60 percent. Similarly, yields on one-year municipal notes moved from 3.60 to 3.90 percent over the past six months. The yield curve pick-up by extending maturity from 1 to 30 years was 170 basis points.

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of November 1996 to 81 percent in May 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively more expensive. The annual range of the ratio has averaged from 80 to 92 percent over the past three years. New-issue municipal volume was down 5 percent during the first five months of 1997. However, underwriting volume for the full year is expected to exceed bond maturities and redemptions.

PORTFOLIO STRUCTURE

In response to market conditions, the average cash and short-term investment position of Dean Witter Multi-State Municipal Series Trust was increased to a range of 8 to 10 percent of net assets during the period. An additional 6 percent of average net assets were held in refunded bonds escrowed to call dates within 10 years. The Fund's weighted average maturities ranged from 16 to 19 years. Call protection was 6 years on average. Overall average credit quality remained double "A". The investment objective of a high level of current income exempt from both Federal and State income taxes consistent with preservation of capital remained the primary consideration in portfolio activity.

For your convenience, we have summarized details regarding the various State series on the following pages. Here you will find information on credit quality, maturity, call protection, distributions and performance.

LOOKING AHEAD

Since the election year collapse of flat-tax proposals, municipal bonds have improved relative to U.S. Treasury securities. Although tax-free yields are currently somewhat expensive when compared to their historical relationship with Treasury yields, the long-term benefits of tax-exempt income remain intact.

We appreciate your ongoing support of Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
RESULTS OF SPECIAL MEETING (unaudited)

                                     * * *

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) FOR EACH SERIES, APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

SERIES              FOR      AGAINST   ABSTAIN
------              ---      -------   -------
Arizona ........  2,823,039   47,507    163,147
California .....  6,148,355   93,689    476,412
Florida.........  4,280,460   25,290    258,218
Massachusetts ..    784,696    7,842     80,666
Michigan .......    944,579   46,617    106,539
Minnesota ......    564,071      993     42,003
New Jersey .....  2,175,687   44,631     95,803
New York .......    674,200    2,027     39,546
Ohio ...........  1,210,636   53,166     72,495
Pennsylvania ...  2,640,828   43,365     78,992

(2) ELECTION OF TRUSTEES:

TRUSTEES                    FOR       WITHHELD
--------                    ---       --------
Michael Bozic ..........  23,043,186     982,313
Charles A. Fiumefreddo    23,013,220   1,012,279
Edwin J. Garn ..........  23,018,951   1,006,548
John R. Haire ..........  22,993,265   1,032,234
Wayne E. Hedien ........  23,044,508     980,991
Dr. Manuel H. Johnson  .  23,044,103     981,396
Michael E. Nugent ......  23,050,349     975,150
Philip J. Purcell ......  23,050,349     975,150
John L. Schroeder ......  23,047,648     977,851

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
RESULTS OF SPECIAL MEETING (unaudited) continued

(3) FOR EACH SERIES, APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

SERIES             FOR      AGAINST   ABSTAIN
------             ---      -------   -------
Arizona .......  2,743,171    76,198   214,324
California ....  5,947,560   236,963   533,933
Florida .......  4,080,897    85,549   397,522
Massachusetts      763,867    22,770    86,567
Michigan ......    891,180    59,967   146,588
Minnesota .....    529,424     3,704    73,939
New Jersey ....  2,092,874    73,077   150,170
New York.......    622,360    25,606    67,807
Ohio ..........  1,152,980    63,532   119,785
Pennsylvania  .  2,565,784    75,318   122,083

(4) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

     FOR       AGAINST   ABSTAIN
     ---       -------   -------
 22,631,001    186,003  1,208,495

                (This page has been left blank intentionally.)

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY May 31, 1997 (unaudited)

                                                     ARIZONA      CALIFORNIA     FLORIDA      MASSACHUSETTS
                                                      SERIES        SERIES        SERIES         SERIES
------------------------------------------------------------------------------------------------------------
Credit Ratings (1): ..............................
Aaa or AAA........................................        41%           46%           68%            46%
Aa or AA..........................................        36            23            14             10
A or A............................................        19            21             7             28
Baa or BBB........................................         4            10             6             16
Ba or BB..........................................        --            --            --             --
Non-Rated (2) ....................................        --            --             5             --
Long-Term Portfolio Distribution by Call Date
  1997............................................         5%           --            --             --
  1998............................................         2             3%           --             --
  1999............................................        --             1             6%            --
  2000............................................         5             2             1              4%
  2001............................................        19            19            21             11
  2002............................................        34            35            38             22
  2003............................................         9            15            11             30
  2004............................................        10            --            --              4
  2005............................................         5            --             9             11
  2006............................................         2             8            11              6
  2007+...........................................         9            17             3             12
Average Weighted (3):
  Maturity........................................   16 Years      17 Years      17 Years       17 Years
  Call Protection.................................    5 Years       7 Years       5 Years        6 Years
Per Share Net Asset Value:
  November 30, 1996...............................    $10.59        $10.81        $10.86         $10.92
  May 31, 1997....................................    $10.45        $10.66        $10.72         $10.81
Dividends (4).....................................    $ 0.27        $ 0.27        $ 0.27         $ 0.26
Total Return (5):
  6 months ended 5/31/97 .........................      1.14%         1.19%         1.26 %         1.48%
  12 months ended 5/31/97 ........................      7.16%         8.25%         7.82 %         7.68%

--------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3)     Includes short-term securities.
(4) Includes all income dividends paid by each Series for the six months ended May 31, 1997.
(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends.

   MICHIGAN     MINNESOTA     NEW JERSEY     NEW YORK       MICHIGAN       OHIO       PENNSYLVANIA
    SERIES       SERIES         SERIES        SERIES         SERIES       SERIES         SERIES
---------------------------------------------------------------------------------------------------
        61%          26%            46%           41%            61%          65%            58%
        32           40             23            13             32           15             23
         7           21             12            30              7           15             16
        --           13             16            16             --            5              2
        --           --             --            --             --           --             --
        --           --              3            --             --           --              1

        --           --              3%           --             --            3%            --
        --           --             --            --             --           --             --
        --           --              5            --             --           --              3%
         2%           7%            --            --              2%           4             --
        28           11             18             6%            28           15             15
        34           32             27            19             34           31             45
        10           33             18            15             10            4             16
        --            4              3             4             --            3             --
        20            6             17            22             20           18              5
         6           --              8            21              6            5              5
        --            7              1            13             --           17             11

  19 Years      17 Years      18 Years      19 Years       19 Years     17 Years       17 Years
   5 Years       6 Years       5 Years       7 Years        5 Years      6 Years        6 Years

    $10.78       $10.60         $10.70        $10.90         $10.78       $10.77         $10.85
    $10.68       $10.51         $10.62        $10.77         $10.68       $10.68         $10.72
    $ 0.27       $ 0.25         $ 0.27        $ 0.26         $ 0.27       $ 0.26         $ 0.27

      1.60 %       1.55 %         1.95 %        1.38 %         1.60 %       1.66%          1.37%
      7.66%        7.31%          8.34%         8.31%          7.66%        7.95%          7.67%

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            ARIZONA TAX-EXEMPT MUNICIPAL BONDS (90.4%)
            General Obligation (12.1%)
$   200     Chandler, Sierra Vista Refg Ser 1991 (FGIC) .....................  7.00%    07/01/12    $  216,550
  1,000     Paradise Valley Unified School District #69, Ser B 1995 (MBIA)  .  5.25     07/01/15       972,650
            Phoenix,
    500      Refg Ser 1993 A ................................................  5.25     07/01/12       494,845
  1,550      Refg Ser 1992 ..................................................  6.375    07/01/13     1,670,884
    750     Tucson, Refg Ser 1995 (FGIC) ....................................  5.50     07/01/12       758,062
  1,000     Tucson Unified School District #1, 1989 Ser D 1992 (FGIC) .......  6.10     07/01/11     1,047,900
-----------                                                                                       -------------
  5,000                                                                                              5,160,891
-----------                                                                                       -------------
            Educational Facilities Revenue (4.9%)
  1,000     Arizona Board of Regents, Arizona State University Ser 1992 A ...  5.50     07/01/19       991,110
  1,000     University of Arizona, Telecommunications Ser 1991 COPs .........  6.50     07/15/12     1,091,560
-----------                                                                                       -------------
  2,000                                                                                              2,082,670
-----------                                                                                       -------------
            Electric Revenue (2.5%)
  1,000     Salt River Agricultural Improvement & Power District, Refg 1992
             Ser D  .........................................................  6.25     01/01/27     1,045,970
-----------                                                                                       -------------
            Hospital Revenue (9.1%)
    700     Arizona Health Facilities Authority, Phoenix Memorial Hospital
             Refg Ser 1991 ..................................................  8.20     06/01/21       756,966
  2,000     Maricopa County Industrial Development Authority, Catholic
             Healthcare West 1992 Ser A (MBIA) ..............................  5.75     07/01/11     2,037,120
  1,100     Pima County Industrial Development Authority, Carondelet Health
             Care Corp Ser 1993 (MBIA) ......................................  5.25     07/01/13     1,082,356
-----------                                                                                       -------------
  3,800                                                                                              3,876,442
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (8.8%)
  1,000     Greenlee County Industrial Development Authority, Phelps Dodge
             Corp Refg 1994  ................................................  5.45     06/01/09     1,004,940
  1,000     Mohave County Industrial Development Authority, Citizens
             Utilities Co 1993 Ser B (AMT) ..................................  5.80     11/15/28       985,040
  1,700     Santa Cruz County Industrial Development Authority, Citizens
             Utilities Co Ser 1991 (AMT) ....................................  7.15     02/01/23     1,783,283
-----------                                                                                       -------------
  3,700                                                                                              3,773,263
-----------                                                                                       -------------
            Mortgage Revenue-Multi-Family (2.3%)
    955     Pima County Industrial Development Authority, Rancho Mirage Ser
             1992 (AMT)(AGRC) ...............................................  7.05     04/01/22     1,000,105
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (4.2%)
            Arizona,
$   500     Refg Ser 1992 B COPs (AMBAC) ....................................  6.25%    09/01/10    $  533,355
    500      Ser 1991 COPs (FSA) ............................................  6.25     09/01/11       527,400
    700     Puerto Rico Infrastructure Financing Authority, Special Tax Ser
             1988 A  ........................................................  7.90     07/01/07       741,335
-----------                                                                                       -------------
  1,700                                                                                              1,802,090
-----------                                                                                       -------------
            Transportation Facilities Revenue (14.1%)
  1,000     Phoenix, Street & Highway User Refg Ser 1993  ...................  5.125    07/01/11       964,470
  2,000     Phoenix Civic Improvement Corporation, Airport Terminal Excise
             Tax Ser 1989 (AMT) .............................................  7.80     07/01/11     2,046,060
            Tucson,
  1,000      Street & Highway User Sr Lien Refg Ser 1993 ....................  5.50     07/01/09     1,016,910
  1,000      Street & Highway User Sr Lien Refg Ser 1996 (MBIA) .............  6.00     07/01/10     1,072,260
  1,000     Puerto Rico Highway & Transportation Authority, Refg Ser X ......  5.25     07/01/21       926,600
-----------                                                                                       -------------
  6,000                                                                                              6,026,300
-----------                                                                                       -------------
            Water & Sewer Revenue (19.1%)
  1,000     Arizona Wastewater Management Authority, Ser 1992 A (AMBAC) .....  5.95     07/01/12     1,035,780
            Chandler,
    750      Water & Sewer Refg Ser 1991 (FGIC) .............................  7.00     07/01/12       812,063
  1,000      Water & Sewer Refg Ser 1992 (FGIC) .............................  6.25     07/01/13     1,057,880
  1,000     Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ................  6.50     07/01/22     1,081,890
            Phoenix Civic Improvement Corporation,
  1,000      Wastewater Refg Ser 1993 .......................................  4.75     07/01/23       856,080
  1,000      Wastewater Jr Lien Ser 1994 ....................................  5.45     07/01/19       983,560
  2,200     Tucson, Water Refg Ser 1991 .....................................  6.50     07/01/16     2,353,912
-----------                                                                                       -------------
  7,950                                                                                              8,181,165
-----------                                                                                       -------------
            Other Revenue (1.6%)
    700     Puerto Rico Industrial, Tourist, Educational, Medical &
             Environmental Control Facilities Financing Authority, Teachers
             Retirement 1996 Ser B  .........................................  5.50     07/01/16       695,877
-----------                                                                                       -------------
            Refunded (11.7%)
  1,150     Arizona Health Facilities Authority, Phoenix Baptist Hospital &
             Medical Center Inc & Medical Environments Inc Ser 1992
             (MBIA)(ETM) ....................................................  6.25     09/01/11     1,224,704
  1,500     Arizona Transportation Board, Sub Highway Ser 1991 A ............  6.50     07/01/01++   1,628,940
  1,000     Central Arizona Water Conservation District, Ser 1991 B .........  6.50     05/01/01++   1,086,380
  1,000     Phoenix, Street & Highway User Ser 1992  ........................  6.25     07/01/02++   1,079,950
-----------                                                                                       -------------
  4,650                                                                                              5,019,974
-----------                                                                                       -------------
 37,455     TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $37,017,960) ...................................                       38,664,747
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.2%)
$ 1,000     Maricopa County, Arizona Public Service Co 1994 Ser C (Demand
             06/02/97) ......................................................  4.00*%   05/01/29    $1,000,000
  2,100     Pinal County Industrial Development Authority, Newmont Mining
             Corp Ser 1984 (Demand 06/02/97) ................................  4.10*    12/01/09     2,100,000
-----------                                                                                       -------------
  3,100     TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $3,100,000) .....................................................       3,100,000
-----------                                                                                       -------------
 $40,555    TOTAL INVESTMENTS
=========    (Identified Cost $40,117,960)(a) ........................................   97.6%      41,764,747
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................    2.4        1,021,219
                                                                                        -----     -------------
            NET ASSETS ...............................................................  100.0%     $42,785,966
                                                                                        =====     =============

--------------
AMT         Alternative Minimum Tax.
COPs        Certificates of Participation.
ETM         Escrowed to Maturity.
++          Prerefunded to call date shown.
*           Current coupon of variable rate demand obligation.
(a)         The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,766,840 and the aggregate gross unrealized depreciation is $120,053, resulting in net unrealized appreciation of $1,646,787.

Bond Insurance:
---------------
AGRC        Asset Guaranty Reinsurance Company.
AMBAC       AMBAC Indemnity Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (90.0%)
            General Obligation (4.7%)
  $ 2,000   California, Various Purpose 04/01/93 (FSA) ......................  5.50 %   04/01/19   $  1,930,860
    3,000   Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Refg
             Ser 1996 (FGIC) ................................................  5.80     09/01/22      3,016,920
-----------                                                                                       --------------
    5,000                                                                                             4,947,780
-----------                                                                                       --------------
            Educational Facilities Revenue (13.0%)
            California Educational Facilities Authority,
    3,000    Carnegie Institution of Washington 1993 Ser A ..................  5.60     10/01/23      2,927,130
    4,000    Claremont Colleges Ser 1992  ...................................  6.375    05/01/22      4,159,320
    2,000    Loyola Marymount University Refg Ser 1992 ......................  6.00     10/01/14      2,021,820
    2,500    University of Southern California Ser 1993 B ...................  5.80     10/01/15      2,504,675
    2,000    University of Southern California Refg Ser 1996 ................  4.35     10/01/19      2,012,560
-----------                                                                                       --------------
   13,500                                                                                            13,625,505
-----------                                                                                       --------------
            Electric Revenue (11.0%)
    2,000   Kings River Conservation District, Pine Flat Power Ser D ........  6.00     01/01/17      2,018,740
    2,000   Los Angeles Department of Water & Power, Refg Issue of 1993
             (Secondary AMBAC)  .............................................  5.375    09/01/23      1,896,240
    1,000   Sacramento Municipal Utility District, Refg 1993 Ser D (MBIA)  ..  5.625    11/15/15        982,520
    7,000   Southern California Public Power Authority, Mead-Phoenix
             (AMBAC) ........................................................  5.15     07/01/15      6,614,090
-----------                                                                                       --------------
   12,000                                                                                            11,511,590
-----------                                                                                       --------------
            Hospital Revenue (12.0%)
    1,000   Berkeley, Alta Bates Medical Center Refg Ser A ..................  6.50     12/01/11      1,025,790
            California Health Facilities Financing Authority,
    2,000    Catholic Health Corp Ser 1992 (MBIA) ...........................  6.00     07/01/13      2,061,460
    3,000    Scripps Memorial Hospitals Ser 1992 A (MBIA) ...................  6.375    10/01/22      3,160,140
    2,000   California Statewide Communities Development Authority, Cedar
             Sinai Medical Center Ser 1992 COPs .............................  6.50     08/01/12      2,201,600
            Duarte,
    2,000    City of Hope National Medical Center Ser 1993 COPs .............  6.00     04/01/08      2,038,580
    2,000    City of Hope National Medical Center Ser 1993 COPs .............  6.125    04/01/13      2,018,480
-----------                                                                                       --------------
   12,000                                                                                            12,506,050
-----------                                                                                       --------------
            Industrial Development/Pollution Control Revenue (2.5%)
            California Pollution Control Financing Authority,
    1,000    Pacific Gas & Electric Co 1992 Ser A (AMT) .....................  6.625    06/01/09      1,061,200
    1,500    San Diego Gas and Electric Co 1996 Ser A .......................  5.90     06/01/14      1,543,455
-----------                                                                                       --------------
    2,500                                                                                             2,604,655
-----------                                                                                       --------------
            Mortgage Revenue-Multi-Family (2.0%)
    2,000   California Housing Finance Agency, Rental II 1992 Ser B .........  6.70     08/01/15      2,085,120
-----------                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            Mortgage Revenue-Single Family (4.7%)
$   690     California Housing Finance Agency, Home 1991 Ser C (AMT)(MBIA)  .  7.00 %   08/01/23    $   718,939
  3,000     California Rural Home Finance Authority, 1997 Ser A .............  6.25     09/01/29      3,247,980
    935     Puerto Rico Housing Finance Corporation, Portfolio One
             GNMA-Backed Ser C ..............................................  6.85     10/15/23        977,926
-----------                                                                                       --------------
  4,625                                                                                               4,944,845
-----------                                                                                       --------------
            Public Facilities Revenue (7.8%)
  2,000     Los Angeles County, 1991 Master Refg COPs .......................  6.708    05/01/15      2,059,420
  2,000     San Jose Financing Authority, Convention Center Refg 1993 Ser C    6.375    09/01/13      2,085,960
  2,700     Torrance, Refg 1991 COPs ........................................  6.80     07/01/12      2,897,721
  1,000     Puerto Rico Infrastructure Financing Authority, Special Tax Ser
             1988 A  ........................................................  7.90     07/01/07      1,059,050
-----------                                                                                       --------------
  7,700                                                                                               8,102,151
-----------                                                                                       --------------
            Tax Allocation (2.1%)
  1,000     Industry Urban-Development Agency,
             Transportation-Distribution-Industrial Redev Proj #3 1992 Refg .  6.90     11/01/16      1,069,570
  1,000     Riverside County Redevelopment Agency, Proj #4 1991 Ser A .......  7.50     10/01/26      1,081,050
-----------                                                                                       --------------
  2,000                                                                                               2,150,620
-----------                                                                                       --------------
            Transportation Facilities Revenue (5.0%)
  2,000     Los Angeles County Transportation Commission, Sales Tax Ser
             1991-B  ........................................................  6.50     07/01/13      2,119,320
  1,000     San Francisco Bay Area Rapid Transit District, Sales Tax Ser
             1991 (FGIC)  ...................................................  6.60     07/01/12      1,080,170
  2,000     Santa Clara Transit District, Sales Tax 1991 Ser A ..............  6.25     06/01/21      2,026,260
-----------                                                                                       --------------
  5,000                                                                                               5,225,750
-----------                                                                                       --------------
            Water & Sewer Revenue (14.9%)
  1,000     Alameda County Water District, 1992 COPs (MBIA) .................  6.20     06/01/13      1,041,490
            California Department of Water Resources,
  1,000      Central Valley Ser J-2 .........................................  6.00     12/01/20      1,015,880
  2,000      Central Valley Ser K ...........................................  6.00     12/01/21      2,035,480
  1,000     Contra Costa Water Authority, 1992 Ser E (AMBAC) ................  6.25     10/01/12      1,104,350
  3,000     East Bay Municipal Utility District, Water Refg Ser 1992 ........  6.00     06/01/20      3,046,170
  1,000     Los Angeles, Wastewater 1991 Ser C ..............................  7.10     06/01/18      1,065,970
  4,000     San Diego County Water Authority, Ser 1991-B COPs (MBIA) ........  6.30     04/08/21      4,199,360
  2,000     San Francisco Public Utilities Commission, Water 1992 Refg Ser A   6.00     11/01/15      2,048,080
-----------                                                                                       --------------
 15,000                                                                                              15,556,780
-----------                                                                                       --------------
            Refunded (10.3%)
  2,000     California Educational Facilities Authority, University of San
             Francisco Ser 1992 .............................................  6.40     10/01/02++    2,207,880
  2,000     California Public Works Board, California State University 1992
             Ser A  .........................................................  6.70     10/01/02++    2,236,040
  2,000     Central Coast Water Authority, Ser 1992 (AMBAC) .................  6.50     10/01/02++    2,217,260
  2,700     Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Ser 1992   6.60     09/01/02++    3,002,454
  1,000     San Diego County Regional Transportation Commission Sales Tax
             1991 Ser A (ETM) ...............................................  6.00     04/01/08      1,045,980
-----------                                                                                       --------------
  9,700                                                                                              10,709,614
-----------                                                                                       --------------
 91,025     TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $89,787,720) ......................................................     93,970,460
-----------                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.4%)
$   600     California Pollution Control Financing Authority, Shell Oil Co
             Ser 1991 A (Demand 06/02/97) ...................................  3.75*%   10/01/08    $   600,000
  4,000     California Statewide Communities Development Authority, House
             Ear Institute Ser 1993 A COPs (Demand 06/02/97) ................  3.85*    12/01/18      4,000,000
  4,200     Newport Beach, Hoag Memorial Hospital/ Presbyterian Ser 1992
             (Demand 06/02/97) ..............................................  3.95*    10/01/22      4,200,000
-----------                                                                                       --------------
  8,800     TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $8,800,000)  ......................................................      8,800,000
-----------                                                                                       --------------
$ 99,825    TOTAL INVESTMENTS
            (Identified Cost $98,587,720)(a) .........................................   98.4%      102,770,460
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................    1.6         1,687,219
                                                                                        -----     --------------
            NET ASSETS ...............................................................  100.0%     $104,457,679
                                                                                        =====     ==============

--------------
AMT         Alternative Minimum Tax.
COPs        Certificates of Participation.
ETM         Escrowed to Maturity.
++          Prerefunded to call date shown.
*           Current coupon of variable rate demand obligation.
(a)         The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $4,629,165 and the aggregate gross unrealized depreciation is $446,425, resulting in net unrealized appreciation of $4,182,740.

Bond Insurance:
---------------
AMBAC       AMBAC Indemnity Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            FLORIDA TAX-EXEMPT MUNICIPAL BONDS (90.2%)
            General Obligation (3.8%)
   $1,500   Florida Board of Education, Capital Outlay Refg Ser 1992 A ......  6.40 %   06/01/19   $ 1,595,445
    1,000   Reedy Creek Improvement District, Ser 1995 C (AMBAC) ............  5.00     06/01/19       919,900
-----------                                                                                       -------------
    2,500                                                                                            2,515,345
-----------                                                                                       -------------
            Educational Facilities Revenue (2.3%)
    1,500   Volusia County Educational Facilities Authority, Embry-Riddle
             Aeronautical University Ser 1996 A  ............................  6.125    10/15/16     1,528,800
-----------                                                                                       -------------
            Electric Revenue (8.7%)
    2,000   Jacksonville Electric Authority, St Johns River Power Park Issue
             2 Ser 7  .......................................................  5.50     10/01/14     1,977,820
            Orlando Utilities Commission,
    1,000    Refg Ser 1993 A ................................................  5.25     10/01/14       971,120
    1,000    Ser 1993  ......................................................  5.125    10/01/19       928,980
    2,000   Puerto Rico Electric Power Authority, Power Ser O ...............  5.00     07/01/12     1,871,020
-----------                                                                                       -------------
    6,000                                                                                            5,748,940
-----------                                                                                       -------------
            Hospital Revenue (11.6%)
    1,000   Alachua County Health Facilities Authority, Shands Teaching
             Hospital & Clinics Ser 1996 A (MBIA) ...........................  6.25     12/01/11     1,092,110
      500   Cape Canaveral Hospital District, Cape Canaveral Hospital Ser
             1991 COPs (AMBAC) ..............................................  6.875    01/01/21       536,900
    1,000   Hillsborough County Industrial Authority, Allegany Health/John
             Knox Village of Tampa Bay Inc Ser 1992 (MBIA) ..................  6.375    12/01/12     1,059,610
    1,000   Jacksonville, University Medical Center Inc Ser 1992 (Connie
             Lee)  ..........................................................  6.60     02/01/21     1,066,150
    1,000   Lakeland, Regional Medical Center Ser 1992 A (FGIC) .............  6.125    11/15/22     1,026,720
    2,000   Orange County Health Facilities Authority, Adventist
             Health/Sunbelt Ser 1995 (AMBAC) ................................  5.25     11/15/20     1,884,300
      980   Polk County Industrial Development Authority, United Haven
             Hospital 1985 Ser 2 (MBIA) .....................................  6.25     09/01/15     1,030,117
-----------                                                                                       -------------
    7,480                                                                                            7,695,907
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (8.7%)
            Citrus County,
    1,000    Florida Power Corp Refg Ser 1992 B .............................  6.35     02/01/22     1,045,490
    2,000    Florida Power Corp Refg Ser 1992 A .............................  6.625    01/01/27     2,146,800
    1,500   St Johns County Industrial Development Authority, Professional
             Golf Hall of Fame Ser 1996 (MBIA) ..............................  5.80     09/01/16     1,524,180
    1,000   St Lucie County, Florida Power & Light Co Ser 1992 (AMT) ........  6.70     05/01/27     1,068,910
-----------                                                                                       -------------
    5,500                                                                                            5,785,380
-----------                                                                                       -------------
            Mortgage Revenue-Single Family (3.3%)
      580   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) .  7.00     03/01/13       610,108
      255   Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1
             (AMT)  .........................................................  7.90     03/01/22       267,941
    1,230   Puerto Rico Housing Finance Corporation, Portfolio One
             GNMA-Backed Ser C ..............................................  6.85     10/15/23     1,286,469
-----------                                                                                       -------------
    2,065                                                                                            2,164,518
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (4.6%)
   $1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) .....  6.15 %   10/01/20    $1,036,880
    2,000   Orlando, Capital Improvement Refg Ser 1992 ......................  6.00     10/01/22     2,038,800
-----------                                                                                       -------------
    3,000                                                                                            3,075,680
-----------                                                                                       -------------
            Resource Recovery Revenue (3.2%)
    1,000   Broward County, Broward Waste Energy Co North Ser 1984 ..........  7.95     12/01/08     1,089,150
    1,000   Lee County, Solid Waste Ser 1991 A (AMT)(MBIA) ..................  6.50     10/01/13     1,060,200
-----------                                                                                       -------------
    2,000                                                                                            2,149,350
-----------                                                                                       -------------
            Transportation Facilities Revenue (18.6%)
            Dade County,
    1,000    Aviation 1992 Ser B (AMT)(MBIA) ................................  6.60     10/01/22     1,068,510
      500    Seaport Refg Ser 1996 (MBIA) ...................................  5.125    10/01/16       476,095
    1,000    Seaport Refg Ser 1996 (MBIA) ...................................  5.125    10/01/26       933,240
    1,000   Florida Department of Transportation, Turnpike Ser 1991 A
             (AMBAC)  .......................................................  6.25     07/01/20     1,030,740
            Greater Orlando Aviation Authority,
      750    Ser 1992 A (AMT)(FGIC) .........................................  6.50     10/01/12       799,388
    1,000    Ser 1993 A (AMT)(AMBAC) ........................................  5.50     10/01/18       944,780
    1,000   Hillsborough County Aviation Authority, Tampa Int'l Airport Refg
             Ser 1993 B (FGIC) ..............................................  5.60     10/01/19       979,950
    1,500   Lee County, Refg Ser 1991 (AMBAC) ...............................  6.00     10/01/17     1,529,025
    3,000   Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A .....  6.10     10/01/22     3,015,240
    1,500   Osceola County, Osceola Parkway (MBIA) ..........................  6.10     04/01/17     1,553,160
-----------                                                                                       -------------
   12,250                                                                                           12,330,128
-----------                                                                                       -------------
            Water & Sewer Revenue (9.3%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ......................  5.50     10/01/25     1,946,660
    1,000   Orange County, Water Utilities Ser 1992 (AMBAC) .................  6.25     10/01/17     1,050,290
      200   Port St Lucie, Stormwater Utility Ser 1991 (AMBAC) ..............  6.625    05/01/15       210,560
    2,000   Sunrise, Utility Ser 1996 A (AMBAC) .............................  5.75     10/01/21     2,002,900
    1,000   Tampa, Water & Sewer Ser 1995 (FGIC) ............................  5.125    10/01/17       946,170
-----------                                                                                       -------------
    6,200                                                                                            6,156,580
-----------                                                                                       -------------
            Refunded (16.1%)
      500   Boynton Beach, Utility Ser 1992 (FGIC)(ETM) .....................  6.25     11/01/12       549,035
    1,500   Brevard County School Board, Florida School Boards Assn Inc Ser
             1992 A COPs (AMBAC) ............................................  6.50     07/01/02++   1,650,945
    1,000   Homestead, Hurricane Andrew Special Insurance Assessment Ser
             1993 (MBIA)(ETM) ...............................................  5.25     03/01/03     1,029,400
    1,900   Orlando Utilities Commission, Ser 1991 A  .......................  6.50     10/01/01++   2,076,225
      300   Port St Lucie, Stormwater Utility Ser 1991 (AMBAC) ..............  6.625    05/01/99++     318,981
    1,000   South Broward Hospital District, Ser 1991 B & C (AMBAC) .........  6.611    05/01/01++   1,092,400

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
    $2,150  St Lucie County, Sales Tax Ser 1992 (FGIC) ......................  6.50%    10/01/02++  $2,373,837
     1,440  Tampa, Water & Sewer Ser 1992 A (FGIC) ..........................  6.00     10/01/02++   1,544,918
-----------                                                                                       -------------
     9,790                                                                                          10,635,741
-----------                                                                                       -------------
    58,285  TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $56,830,693) ......................................................    59,786,369
-----------                                                                                       -------------
            SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.3%)
     2,700  Dade County Health Facilities Authority, Miami Childrens
             Hospital Ser 1990 (Demand 06/02/97) ............................  4.10*    09/01/20     2,700,000
     2,800  Jacksonville Health Facilities Authority, Baptist Medical Center
             Ser 1993 (MBIA)(Demand 06/02/97) ...............................  4.05*    06/01/08     2,800,000
-----------                                                                                       -------------
     5,500  TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $5,500,000) .......................................................     5,500,000
-----------                                                                                       -------------
   $63,785  TOTAL INVESTMENTS
===========
            (Identified Cost $62,330,693)(a) .........................................    98.5%     65,286,369
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................     1.5       1,001,223
                                                                                         -----    -------------
            NET ASSETS ...............................................................   100.0%    $66,287,592
                                                                                         =====    =============

--------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to Maturity.
++           Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,074,156 and the aggregate gross unrealized depreciation is $118,480, resulting in net unrealized appreciation of $2,955,676.

Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS (89.2%)
            General Obligation (8.4%)
            Massachusetts,
$   500     Refg 1992 Ser B  ................................................  6.50 %   08/01/08   $  559,910
    500      Refg 1993 Ser A ................................................  5.50     02/01/11      500,890
    150     Nantucket, 1991  ................................................  6.80     12/01/11      163,231
-----------                                                                                       -------------
  1,150                                                                                             1,224,031
-----------                                                                                       -------------
            Educational Facilities Revenue (25.3%)
            Massachusetts Health & Educational Facilities Authority,
    100      Amherst College Ser E ..........................................  6.80     11/01/21      107,999
  1,000      Boston College Ser K ...........................................  5.25     06/01/18      946,470
    400      Boston University Ser K & L (MBIA) .............................  6.66     10/01/31      425,844
    150      Community College Ser A (Connie Lee) ...........................  6.60     10/01/22      160,492
    400      Suffolk University Ser B (Connie Lee)  .........................  6.25     07/01/12      420,016
    300      Suffolk University Ser C (Connie Lee) ..........................  5.75     07/01/26      295,401
    500      University of Massachusetts Foundation Inc/Medical School
             Research Ser A (Connie Lee) ....................................  6.00     07/01/23      504,845
            Massachusetts Industrial Finance Agency,
    500      Holy Cross College 1996 (MBIA)  ................................  5.50     03/01/16      493,050
    300      Mount Holyoke College Refg Ser 1992 A (MBIA) ...................  6.30     07/01/13      316,212
-----------                                                                                       -------------
  3,650                                                                                             3,670,329
-----------                                                                                       -------------
            Electric Revenue (7.1%)
    500     Massachusetts Municipal Wholesale Electric Company, Power Supply
             1992 Ser C .....................................................  6.625    07/01/18      527,815
    500     Puerto Rico Electric Power Authority, Power Ser X ...............  6.00     07/01/15      507,905
-----------                                                                                       -------------
  1,000                                                                                             1,035,720
-----------                                                                                       -------------
            Hospital Revenue (16.9%)
    500     Boston, Boston City Hospital-FHA Insured Mtge Refg Ser B ........  5.75     02/15/13      497,905
            Massachusetts Health & Educational Facilities Authority,
    100      Charlton Memorial Hospital Ser B ...............................  7.25     07/01/13      108,766
    500      Lahey Clinic Medical Center Ser B (MBIA) .......................  5.625    07/01/15      496,890
  1,000      Massachusetts General Hospital Ser F (MBIA) ....................  6.00     07/01/15    1,022,410
    200      McLean Hospital Ser C (FGIC) ...................................  6.625    07/01/15      215,570
    100      New England Deaconess Hospital Ser C ...........................  7.20     04/01/22      107,927
-----------                                                                                       -------------
  2,400                                                                                             2,449,468
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (6.8%)
 $  1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993 ..................................................  5.875%   08/01/08   $  983,770
-----------                                                                                       -------------
            Mortgage Revenue-Multi-Family (3.6%)
      500   Massachusetts Housing Finance Agency, Rental 1994 Ser A
             (AMT)(AMBAC) ...................................................  6.60     07/01/14      518,265
-----------                                                                                       -------------
            Mortgage Revenue-Single Family (4.6%)
            Massachusetts Housing Finance Agency,
      435    Ser 21 (AMT) ...................................................  6.30     06/01/25      439,159
      220    Ser 21 (AMT) ...................................................  7.125    06/01/25      232,723
-----------                                                                                       -------------
      655                                                                                             671,882
-----------                                                                                       -------------
            Student Loan Revenue (4.0%)
      140   Massachusetts Educational Facilities Authority, Education Loan
             Issue D Ser A 1991 (AMT)(MBIA) .................................  7.25     01/01/09      148,488
      400   New England Education Loan Marketing Corporation, 1992 Sub Issue
             H (AMT) ........................................................  6.90     11/01/09      437,056
-----------                                                                                       -------------
      540                                                                                             585,544
-----------                                                                                       -------------
            Water & Sewer Revenue (10.2%)
      500   Boston Water & Sewer Commission, Sr 1992 Ser A ..................  5.75     11/01/13      519,425
      500   Massachusetts Water Pollution Abatement Trust, Pool Ser 2 .......  5.70     02/01/12      510,010
      500   Massachusetts Water Resources Authority, 1995 Ser B (MBIA) ......  5.00     12/01/25      453,575
-----------                                                                                       -------------
    1,500                                                                                           1,483,010
-----------                                                                                       -------------
            Refunded (2.3%)
      150   Massachusetts Health & Educational Facilities Authority,
             Worcester Polytechnic Institute Refg Ser E .....................  6.625    09/01/02++    165,788
      150   Massachusetts Industrial Finance Agency, Holy Cross College Ser
             1992 ...........................................................  6.45     01/01/02++    163,263
-----------                                                                                       -------------
      300                                                                                             329,051
-----------                                                                                       -------------
   12,695   TOTAL MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $12,438,946) ......................................................   12,951,070
                                                                                                  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.3%)
      $600  Massachusetts, Dedicated Income Tax Ser 1990 B (Demand
             06/02/97) ......................................................  4.00*%   12/01/97      $600,000
       600  Massachusetts Industries Financing Agency, New England Power Co
             1992 Ser (Demand 06/02/97) .....................................  4.05*    10/01/22       600,000
-----------                                                                                       -------------
     1,200  TOTAL SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $1,200,000) .......................................................     1,200,000
-----------                                                                                       -------------
   $13,895  TOTAL INVESTMENTS
===========
            (Identified Cost $13,638,946)(a) .........................................     97.5%    14,151,070
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................      2.5        368,605
                                                                                          -----   -------------
            NET ASSETS ...............................................................    100.0%   $14,519,675
                                                                                          =====   =============

--------------
AMT          Alternative Minimum Tax.
++           Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $554,298 and the aggregate gross unrealized depreciation is $42,174, resulting in net unrealized appreciation of $512,124.

Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
MBIA         Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (89.8%)
            General Obligation (16.0%)
 $  900     Chelsea School District, 1995 Bldg & Site (FGIC) ................  5.875%   05/01/25   $  907,713
    800     Holly Area School District, 1995 Bldg & Site (FGIC)  ............  5.375    05/01/13      792,792
    500     Kentwood Public Schools, 1992 Bldg & Site Refg ..................  6.40     05/01/15      529,705
    900     Mona Shores Public Schools, 1995 Bldg & Site (FGIC)  ............  5.80     05/01/17      910,764
-----------                                                                                       -------------
  3,100                                                                                             3,140,974
-----------                                                                                       -------------
            Educational Facilities Revenue (13.9%)
    800     Central Michigan University, Refg Ser 1993 (AMBAC) ..............  5.50     10/01/10      808,104
  1,000     Michigan State University, Ser 1992 A  ..........................  6.00     08/15/16    1,026,340
    900     Oakland University, Board of Trustees Ser 1995 (MBIA)  ..........  5.75     05/15/26      901,323
-----------                                                                                       -------------
  2,700                                                                                             2,735,767
-----------                                                                                       -------------
            Electric Revenue (6.5%)
    800     Michigan Public Power Agency, Belle River 1993 A ................  5.25     01/01/18      748,752
    500     Wyandotte, Electric Refg 1992 (MBIA) ............................  6.25     10/01/17      523,570
-----------                                                                                       -------------
  1,300                                                                                             1,272,322
-----------                                                                                       -------------
            Hospital Revenue (8.7%)
            Michigan Hospital Finance Authority,
    300      Detroit Medical Center Oblig Group Ser 1991 A ..................  7.50     08/15/11      329,505
  1,000      Mercy Health Services Oblig Group 1996 Ser R (AMBAC)  ..........  5.375    08/15/16      962,260
    400     University of Michigan, Ser 1990 ................................  6.375    12/01/24      411,268
-----------                                                                                       -------------
  1,700                                                                                             1,703,033
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (2.8%)
    500     Monroe County, Detroit Edison Co Collateralized Ser 1-1992 (AMT)
             (MBIA) .........................................................  6.875    09/01/22      540,605
-----------                                                                                       -------------
            Mortgage Revenue-Multi-Family (10.1%)
            Michigan Housing Development Authority,
    500      Rental Ser 1992 A ..............................................  6.60     04/01/12      521,395
  1,000      1992 Ser A (FSA) ...............................................  6.50     04/01/23    1,035,210
    400      Ser 1990 A (AMT) ...............................................  7.70     04/01/23      428,328
-----------                                                                                       -------------
  1,900                                                                                             1,984,933
-----------                                                                                       -------------
            Nursing & Health Related Facilities Revenue (6.5%)
  1,200     University of Michigan, Medical Service Plan Ser 1991  ..........  6.50     12/01/21    1,274,988
-----------                                                                                       -------------
            Public Facilities (7.9%)
  1,500     Michigan Building Authority, Refg Ser I .........................  6.25     10/01/20    1,544,820
-----------                                                                                       -------------
            Transportation Facilities Revenue (1.4%)
    250     Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien
             Ser 1991 B (AMT)(MBIA) .........................................  6.75     12/01/21      267,575
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (7.1%)
            Detroit,
    $1,000   Sewage Refg Ser 1993 A (FGIC) ..................................  5.70 %   07/01/23      $972,200
       400   Water Supply Refg Ser 1992 (FGIC) ..............................  6.375    07/01/22       421,700
-----------                                                                                       -------------
     1,400                                                                                           1,393,900
-----------                                                                                       -------------
            Refunded (8.9%)
            Detroit,
       500   Sewage Disposal Ser 1991 (FGIC) ................................  6.625    07/01/01++     546,390
       600   Water Supply Refg Ser 1992 (FGIC) ..............................  6.375    07/01/02++     656,646
       500  Royal Oak Hospital Finance Authority, William Beaumont Hospital
             Ser 1991 D .....................................................  6.75     01/01/01++     544,330
-----------                                                                                       -------------
     1,600                                                                                           1,747,366
-----------                                                                                       -------------
    17,150  TOTAL MICHIGAN TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $16,860,465) ........................................................  17,606,283
                                                                                                  -------------
            SHORT-TERM MICHIGAN TAX-EXEMPT OBLIGATIONS (8.1%)
       800  Delta County Economic Development Corporation, Mead-Escanaba
             Paper Corp 1985 Ser E (Demand 06/02/97) ........................  4.00 *   12/01/23       800,000
       800  Royal Oak Hospital Finance Authority, William Beaumont Hospital
             Ser 1996 J (Demand 06/02/97) ...................................  4.00 *   01/01/03       800,000
-----------                                                                                       -------------
     1,600  TOTAL SHORT-TERM MICHIGAN TAX-EXEMPT OBLIGATIONS
-----------
            (Identified Cost $1,600,000) .........................................................   1,600,000
                                                                                                  -------------
   $18,750  TOTAL INVESTMENTS
===========
            (Identified Cost $18,460,465) ............................................    97.9%     19,206,283
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................     2.1         410,546
                                                                                         -----    -------------
            NET ASSETS  ..............................................................   100.0%    $19,616,829
                                                                                         =====    =============

--------------
AMT          Alternative Minimum Tax.
++           Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $782,499 and the aggregate gross unrealized depreciation is $36,681, resulting in net unrealized appreciation of $745,818.

Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA SERIES PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (90.7%)
            General Obligation (4.6%)
            Minneapolis,
 $  100      Sales Tax Refg Ser 1992 ........................................  6.25 %   04/01/12   $  107,056
    300      Dtd 8/15/92 ....................................................  5.90     12/01/13      306,315
-----------                                                                                       ------------
    400                                                                                               413,371
-----------                                                                                       ------------
            Educational Facilities Revenue (13.4%)
            Minnesota Higher Education Facilities Authority,
    200      Northfield St Olaf College 1992 ................................  6.40     10/01/21      212,214
  1,000      University of Minnesota Ser 1993 A .............................  4.80     08/15/03      992,530
-----------                                                                                       ------------
  1,200                                                                                             1,204,744
-----------                                                                                       ------------
            Electric Revenue (9.8%)
    400     Southern Minnesota Municipal Power Agency, Ser 1993 B ...........  5.00     01/01/13      370,536
    500     Western Minnesota Municipal Power Agency, Refg 1996 Ser A
             (AMBAC)  .......................................................  5.50     01/01/12      504,365
-----------                                                                                       ------------
    900                                                                                               874,901
-----------                                                                                       ------------
            Hospital Revenue (12.4%)
    400     Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC)  ..  5.45     05/15/13      397,632
            Rochester,
    200      Mayo Foundation/Mayo Medical Center Ser 1992 I  ................  5.75     11/15/21      199,472
    200      Mayo Foundation/Mayo Medical Center Ser 1992 F .................  6.25     11/15/21      210,192
    300     Saint Paul Housing & Redevelopment Authority, Health East Refg
             Ser 1993-A .....................................................  6.625    11/01/17      308,601
-----------                                                                                       ------------
  1,100                                                                                             1,115,897
-----------                                                                                       ------------
            Industrial Development/Pollution Control Revenue (14.1%)
    500     Anoka County, United Power Assoc Ser 1987 A (NRU-CFC Gtd)(AMT)  .  6.95     12/01/08      536,715
    500     Bass Brook, Minnesota Power & Light Co Refg Ser 1992 ............  6.00     07/01/22      503,435
            Minneapolis Community Development Agency,
    100      Ltd Tax Supported Common Bond Fund Ser 1991-3 ..................  8.25     12/01/11      114,735
    100      Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) ............  8.00     12/01/16      113,477
-----------                                                                                       ------------
  1,200                                                                                             1,268,362
-----------                                                                                       ------------
            Mortgage Revenue-Multi-Family (5.7%)
    300     Burnsville, Summit Park Apts-FHA Insured Refg Ser 1993 ..........  6.00     07/01/33      300,552
    200     Minnesota Housing Finance Agency, Ser 1992 A ....................  6.95     08/01/17      210,072
-----------                                                                                       ------------
    500                                                                                               510,624
-----------                                                                                       ------------
            Mortgage Revenue-Single Family (10.3%)
    160     Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed Phase
             IX Ser 1991 (AMT) ..............................................  7.25     08/01/21      167,817
            Minnesota Housing Finance Agency,
     90      Ser 1990 D (AMT) ...............................................  8.00     01/01/23       94,530
    440      Ser 1992 C-1 (AMT) .............................................  6.75     07/01/23      455,783
    200      Ser 1992 H (AMT) ...............................................  6.50     01/01/26      204,666
-----------                                                                                       ------------
    890                                                                                               922,796
-----------                                                                                       ------------

                      SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (6.0%)
   $  500   Minneapolis & Saint Paul Housing & Redevelopment Authority,
             Group Health Plan Inc Ser 1992 .................................  6.75 %   12/01/13     $540,965
-----------                                                                                       ------------
            Public Facilities Revenue (3.6%)
      300   Hennepin County, Ser 1991 COPs ..................................  6.80     05/15/17      324,066
-----------                                                                                       ------------
            Water & Sewer Revenue (1.2%)
      100   Minnesota Public Facilities Authority, Water Pollution Control
             Ser 1991 A .....................................................  6.95     03/01/13      110,093
-----------                                                                                       ------------
            Refunded (9.6%)
      100   Dakota & Washington Counties Housing & Redevelopment Authority,
             GNMA-Backed Ser 1988 (AMT)(ETM) ................................  8.375    09/01/21      134,418
      200   Minnesota Higher Education Facilities Authority, Hamline
             University Ser Three-K .........................................  6.60     06/01/02++    216,860
      100   Minnesota Public Facilities Authority, Water Pollution Control
             Ser 1992 A .....................................................  6.50     03/01/01++    108,335
      400   Saint Paul Housing & Redevelopment Authority, Civic Center
             Ser 1993 (ETM) .................................................  5.45     11/01/13      398,948
-----------                                                                                       ------------
      800                                                                                             858,561
-----------                                                                                       ------------
    7,890   TOTAL MINNESOTA TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $7,819,174) .........................................................  8,144,380
                                                                                                  ------------
            SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.7%)
      200   Beltrami County, Northwood Panelboard Co Ser 1991 (Demand
             06/02/97) ......................................................  4.00 *   12/01/21      200,000
      400   Minneapolis & St Paul Housing & Redevelopment Authority,
             Children's Health Care Ser 1995 B (Demand 06/02/97) ............  4.00 *   08/15/25      400,000
-----------                                                                                       ------------
      600   TOTAL SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $600,000) ...........................................................    600,000
-----------                                                                                       ------------
   $8,490   TOTAL INVESTMENTS
===========
            (Identified Cost $8,419,174)(a) ..........................................    97.4%     8,744,380
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................     2.6        229,215
                                                                                         -----    ------------
            NET ASSETS ...............................................................   100.0%    $8,973,595
                                                                                         =====    ============

--------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to Maturity.
++           Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $352,488 and the aggregate gross unrealized depreciation is $27,282, resulting in net unrealized appreciation of $325,206.

Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (87.0%)
            General Obligation (2.2%)
   $1,000   Guam, 1993 Ser A ................................................  5.375%   11/15/13   $  933,190
-----------                                                                                       -------------
            Educational Facilities Revenue (9.6%)
            New Jersey Economic Development Authority,
    2,000    Educational Testing Service Ser 1995 A (MBIA) ..................  5.90     05/15/15    2,061,900
    1,000    The Lawrenceville School Ser A 1996 ............................  5.75     07/01/16    1,010,560
      500    The Seeing Eye Inc 1991 ........................................  7.30     04/01/11      527,110
      500   Rutgers, The State University Refg Ser R ........................  6.50     05/01/13      535,185
-----------                                                                                       -------------
    4,000                                                                                           4,134,755
-----------                                                                                       -------------
            Electric Revenue (4.3%)
    2,000   Puerto Rico Electric Power Authority, Power Ser O ...............  5.00     07/01/12    1,871,020
-----------                                                                                       -------------
            Hospital Revenue (12.9%)
            New Jersey Health Care Facilities Financing Authority,
    1,000    Allegany Health System Ser 1993 (MBIA) .........................  5.125    07/01/13      962,320
    1,000    Atlantic City Medical Center Ser C .............................  6.80     07/01/11    1,071,650
      500    Cathedral Health Services Inc-FHA Insured Mtges Ser A ..........  7.25     02/15/21      531,045
    1,000    Columbus Hospital Ser A ........................................  7.50     07/01/08    1,057,820
      460    Pascack Valley Hospital Assn Ser 1991 ..........................  6.90     07/01/21      478,634
      465    Robert Wood Johnson University Hospital Ser B (MBIA) ...........  6.625    07/01/16      499,117
    1,000    Somerset Medical Center Ser A (FGIC) ...........................  5.10     07/01/14      951,750
-----------                                                                                       -------------
    5,425                                                                                           5,552,336
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (11.4%)
      500   Middlesex County Pollution Control Financing Authority, Amerada
             Hess Corp Refg Ser 1992 ........................................  6.875    12/01/22      528,965
            New Jersey Economic Development Authority,
      500    American Airlines Inc Ser 1991 (AMT) ...........................  7.10     11/01/31      534,370
    1,000    BP Oil Ser 1982 ................................................  6.55     10/01/12    1,035,970
    1,000    Elizabethtown Water Co 1995 Ser (AMT)(MBIA) ....................  5.60     12/01/25      968,220
      300    Jersey Central Power & Light Co 1985 Ser .......................  7.10     07/01/15      320,376
    1,500   Salem County Pollution Control Financing Authority, E I du Pont
             de Nemours & Co 1992 Ser A (AMT) ...............................  6.125    07/15/22    1,531,590
-----------                                                                                       -------------
    4,800                                                                                           4,919,491
-----------                                                                                       -------------
            Mortgage Revenue-Multi-Family (8.4%)
            New Jersey Housing & Mortgage Finance Agency,
    2,000    1995 Ser A (AMBAC) .............................................  6.00     11/01/14    2,038,800
    1,000    Presidential Plaza at Newport-FHA Insured Mtges Refg 1991
             Ser 1 ..........................................................  7.00     05/01/30    1,071,370
      500    Rental 1991 Ser A (AMT) ........................................  7.25     11/01/22      523,885
-----------                                                                                       -------------
    3,500                                                                                           3,634,055
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (2.3%)
 $  940     New Jersey Health Care Facilities Financing Authority, Spectrum
             For Living-FHA Insured Mortgage Refg Ser B .....................  6.50%    02/01/22   $   983,654
-----------                                                                                       -------------
            Public Facilities Revenue (4.5%)
  2,000     New Jersey Sports & Exposition Authority, State Contract 1993
             Ser A ..........................................................  5.50     09/01/23     1,935,100
-----------                                                                                       -------------
            Resource Recovery Revenue (2.3%)
    900     Warren County Pollution Control Financing Authority, Warren
             Energy Resource Co Ltd Partnership Ser 1984 (MBIA) .............  6.60     12/01/07       989,100
-----------                                                                                       -------------
            Transportation Facilities Revenue (18.4%)
  2,000     Delaware River Port Authority, Ser 1995 (FGIC) ..................  5.50     01/01/26     1,957,600
  1,500     New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ..........  6.25     01/01/14     1,592,220
  1,000     New Jersey Turnpike Authority, Ser C ............................  5.75     01/01/11     1,004,430
  1,500     Port Authority of New York & New Jersey, Cons 99th Ser (AMT)
             (FGIC) .........................................................  5.75     05/01/15     1,512,330
  2,000     Puerto Rico Highway & Transportation Authority, Refg Ser X ......  5.25     07/01/21     1,853,200
-----------                                                                                       -------------
  8,000                                                                                              7,919,780
-----------                                                                                       -------------
            Water & Sewer Revenue (9.4%)
  1,000     Atlantic City Municipal Utilities Authority, Refg Ser 1993 ......  5.75     05/01/17       996,420
  1,000     Northwest Bergen County Utilities Authority, Refg 1992 Ser
             (MBIA) .........................................................  6.00     07/15/13     1,040,970
  2,000     Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC) .......  5.75     12/01/13     2,029,160
-----------                                                                                       -------------
  4,000                                                                                              4,066,550
-----------                                                                                       -------------
            Refunded (1.3%)
    500     University of Medicine & Dentistry of New Jersey, Refg Ser D ....  6.50     12/01/01++     547,030
-----------                                                                                       -------------
 37,065     TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $36,133,238) .......................................................   37,486,061
                                                                                                  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.8%)
            New Jersey Economic Development Authority,
   $   400   New Jersey Natural Gas Co Ser 1995 A (AMT) (AMBAC)
              (Demand 06/02/97) .............................................  3.80*%   08/01/30      $400,000
     1,300   Toys "R" Us (Demand 06/02/97) ..................................  3.75*    04/01/19     1,300,000
     2,100  Union County Industrial Pollution Control Financing Authority,
             Exxon Corp (Demand 06/02/97) ...................................  3.55*    07/01/33     2,100,000
-----------                                                                                       -------------
     3,800  TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------
            (Identified Cost $3,800,000) .........................................................   3,800,000
                                                                                                  -------------
   $40,865  TOTAL INVESTMENTS
===========
            (Identified Cost $39,933,238)(a) .........................................   95.8%      41,286,061
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................    4.2        1,821,180
                                                                                        -----     -------------
            NET ASSETS ...............................................................  100.0%     $43,107,241
                                                                                        =====     =============

------------
AMT         Alternative Minimum Tax.
++          Prerefunded to call date shown.
*           Current coupon of variable rate demand obligation.
(a)         The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,562,651 and the aggregate gross unrealized depreciation is $209,828, resulting in net unrealized appreciation of $1,352,823.

Bond Insurance:
---------------
AMBAC       AMBAC Indemnity Corporation.
FGIC        Financial Guaranty Insurance Company.
MBIA        Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT MUNICIPAL BONDS (90.7%)
            General Obligation (10.6%)
   $   500  New York City, 1995 Ser D (MBIA) ................................  6.20 %   02/01/07   $   540,735
       500  New York State, Refg Ser 1995 B .................................  5.70     08/15/13       505,740
       300  Puerto Rico, Pub Impr Refg Ser 1992 A ...........................  6.00     07/01/14       304,644
-----------                                                                                       -------------
     1,300                                                                                           1,351,119
-----------                                                                                       -------------
            Educational Facilities Revenue (21.0%)
       500  Hempstead Industrial Development Agency, Hofstra University Ser
             1996 (MBIA) ....................................................  5.80     07/01/15       511,300
            New York State Dormitory Authority,
       300   Cooper Union Ser 1996 (AMBAC) ..................................  5.375    07/01/16       292,473
       400   Manhattan College Ser 1992 (AGRC)  .............................  6.50     07/01/19       422,708
     1,000   State University Ser 1993 A ....................................  5.25     05/15/15       942,300
       500   University of Rochester Ser 1993 A .............................  5.625    07/01/12       501,420
-----------                                                                                       -------------
     2,700                                                                                           2,670,201
-----------                                                                                       -------------
            Electric Revenue (4.7%)
       200  New York State Power Authority, Gen Purpose Ser CC ..............  5.25     01/01/18       188,934
       400  Puerto Rico Electric Power Authority, Power Ser X ...............  6.00     07/01/15       406,324
-----------                                                                                       -------------
       600                                                                                             595,258
-----------                                                                                       -------------
            Hospital Revenue (5.9%)
            New York State Medical Care Facilities Finance Agency,
       500   Hospital-FHA Insured Mtge 1994 Ser A (AMBAC) ...................  6.50     08/15/29       535,615
       200   Insured Hospital & Nursing Home-FHA Insured Mtge 1992 Ser A ....  6.70     08/15/23       211,062
-----------                                                                                       -------------
       700                                                                                             746,677
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (14.7%)
       500  New York City Industrial Development Agency, Japan Airlines Co
             1991 (AMT)(FSA) ................................................  6.00     11/01/15       514,550
            New York State Energy Research & Development Authority,
     1,000   Brooklyn Union Gas Co 1991 Ser A & B (AMT) .....................  6.952    07/01/26     1,095,900
       250   Rochester Gas & Electric Corp Ser 1992 B (AMT) (MBIA) ..........  6.50     05/15/32       261,933
-----------                                                                                       -------------
     1,750                                                                                           1,872,383
-----------                                                                                       -------------
            Mortgage Revenue-Single Family (5.0%)
            New York State Mortgage Agency,
       500   Home Owners Ser 27 .............................................  6.90     04/01/15       536,575
        95   Home Owners Ser UU (AMT) .......................................  7.75     10/01/23       100,349
-----------                                                                                       -------------
       595                                                                                             636,924
-----------                                                                                       -------------
            Public Facilities Revenue (4.0%)
            New York City Cultural Resources Trust, The New York Botanical
             Garden
       500   Ser 1996 (MBIA) ................................................  5.75     07/01/16       504,160
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (4.2%)
 $   500    Oneida-Herkimer Solid Waste Management Authority, Ser 1992 ......  6.65%    04/01/05   $  529,960
-----------                                                                                       -------------
            Transportation Facilities Revenue (8.4%)
     550    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser
             1995 (MBIA) ....................................................  5.75     01/01/25      550,770
     500    New York State Thruway Authority, Ser C (FGIC) ..................  6.00     01/01/25      513,905
-----------                                                                                       -------------
   1,050                                                                                            1,064,675
-----------                                                                                       -------------
            Water & Sewer Revenue (4.0%)
     500    New York City Municipal Water Finance Authority, 1993 Ser A .....  6.00     06/15/17      504,835
-----------                                                                                       -------------
            Other Revenue (3.9%)
     500    United Nations Development Corporation, Sr Lien 1992 Refg Ser A .  6.00     07/01/26      500,920
-----------                                                                                       -------------
            Refunded (4.3%)
     500    New York Local Government Assistance Corporation, Ser 1991 C ....  7.00     04/01/01++    552,355
-----------                                                                                       -------------
  11,195    TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $10,982,700) ........................................................ 11,529,467
                                                                                                  -------------
            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.1%)
     200    New York City Municipal Water Finance Authority, 1994 Ser C
             (FGIC)(Demand 06/02/97) ........................................  4.05*    06/15/23      200,000
     500    Port Authority of New York & New Jersey, Ser 2 (Demand
             06/02/97) ......................................................  4.00*    05/01/19      500,000
     200    Syracuse Industrial Development Agency, Syracuse
             University/Eggers Hall
             Ser 1993 (Demand 06/02/97) .....................................  3.90*    03/01/23      200,000
-----------                                                                                       -------------
     900    TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $900,000) ...........................................................    900,000
-----------                                                                                       -------------
 $12,095    TOTAL INVESTMENTS
            (Identified Cost $11,882,700)(a) .........................................    97.8%    12,429,467
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................     2.2        278,447
                                                                                         -----    -------------
            NET ASSETS ...............................................................   100.0%   $12,707,914
                                                                                         =====    =============

--------------
AMT          Alternative Minimum Tax.
++           Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $558,362 and the aggregate gross unrealized depreciation is $11,595, resulting in net unrealized appreciation of $546,767.

Bond Insurance:
---------------
AGRC         Asset Guaranty Reinsurance Company.
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------------
            OHIO TAX-EXEMPT MUNICIPAL BONDS (90.2%)
            General Obligation (14.9%)
 $  300     Bedford School District, Ser 1993  ..............................  6.25 %   12/01/13   $   315,750
  1,000     Delaware City School District, Constr & Impr (FGIC) .............  5.75     12/01/20     1,008,740
    180     Euclid, Ser 1991 ................................................  6.625    12/01/11       195,993
    250     Hilliard City School District, Impr Refg Ser 1992 (FGIC) ........  6.55     12/01/05       278,515
  1,000     North Olmsted, Various Purpose Impr Ltd Tax Ser 1996 (AMBAC)  ...  6.20     12/01/11     1,092,410
    100     South Euclid, Unltd Tax Recreational ............................  7.00     12/01/11       109,322
-----------                                                                                       -------------
  2,830                                                                                              3,000,730
-----------                                                                                       -------------
            Educational Facilities Revenue (12.6%)
            Ohio Higher Educational Facility Commission,
    500      Case Western Reserve University Ser 1992 .......................  6.00     10/01/22       503,485
    500      Oberlin College Ser 1993 .......................................  5.375    10/01/15       487,725
    500     University of Cincinnati, General Receipts Ser G ................  7.00     06/01/11       547,515
  1,000     University of Toledo, Ser 1992 A (FGIC) .........................  5.90     06/01/20     1,015,730
-----------                                                                                       -------------
  2,500                                                                                              2,554,455
-----------                                                                                       -------------
            Electric Revenue (2.6%)
    500     Hamilton!, Refg 1992 Ser A (FGIC) ...............................  6.00     10/15/12       519,865
-----------                                                                                       -------------
            Hospital Revenue (18.6%)
  1,000     Akron Bath & Copley Joint Township Hospital District, Summa
             Health Ser 1992 A  .............................................  6.25     11/15/07     1,030,560
    670     Cuyahoga County, Meridia Health Ser 1990 ........................  7.25     08/15/19       717,081
            Hamilton County,
    475      Bethesda Hospital Inc Ser 1986 A ...............................  7.00     01/01/09       485,378
    500      Franciscan Sisters of the Poor/Providence Hospital Ser 1992 ....  6.875    07/01/15       520,475
  1,000     Lorain County, Catholic Healthcare Partners Ser 1997 B (MBIA) ...  5.625    09/01/15     1,006,510
-----------                                                                                       -------------
  3,645                                                                                              3,760,004
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (4.7%)
    400     Ashtabula County, Ashland Oil Inc Refg 1992 Ser A ...............  6.90     05/01/10       422,548
    500     Ohio Water Development Authority, Dayton Power & Light Co
             Collateralized Refg 1992 Ser A .................................  6.40     08/15/27       523,465
-----------                                                                                       -------------
    900                                                                                                946,013
-----------                                                                                       -------------
            Mortgage Revenue-Single Family (8.6%)
            Ohio Housing Finance Agency,
    700      GNMA-Backed 1990 Ser A-1 & 2 (AMT) .............................  6.903    03/24/31       729,099
  1,000      Residential 1996 Ser B-2 (AMT) .................................  6.10     09/01/28     1,002,380
-----------                                                                                       -------------
  1,700                                                                                              1,731,479
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (2.5%)
    $  500  Ohio Turnpike Commission, 1994 Ser A ............................  5.75 %   02/15/24    $  496,575
-----------                                                                                       -------------
            Water & Sewer Revenue (20.3%)
     1,000  Cleveland, Water Works Impr & Refg Ser H 1996 (MBIA) ............  5.75     01/01/16     1,009,420
     1,000  Montgomery County, Water Ser 1992 (FGIC) ........................  6.25     11/15/17     1,057,870
     1,000  Northeast Ohio Regional Sewer District, Wastewater Impr Refg Ser
             1995 (AMBAC) ...................................................  5.60     11/15/13     1,014,200
     1,000  Ohio Water Development Authority, Water Pollution Ser 1995
             (MBIA) .........................................................  5.60     06/01/10     1,023,060
-----------                                                                                       -------------
     4,000                                                                                           4,104,550
-----------                                                                                       -------------
            Refunded (5.4%)
     1,000  Clermont County, Mercy Health Ser 1991 ..........................  6.733    09/25/01++   1,097,920
-----------                                                                                       -------------
    17,575  TOTAL OHIO TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $17,501,145)  .......................................................  18,211,591
                                                                                                  -------------
            SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.4%)
       900  Ohio Air Quality Development Authority, Mead Corp 1986 Ser A
             (Demand 06/02/97) ..............................................  3.95 *   10/01/01       900,000
       600  Ohio Water Quality Development Authority, Mead Corp Refg 1986
             Ser B (Demand 06/02/97) ........................................  3.95 *   11/01/15       600,000
-----------                                                                                       -------------
     1,500  TOTAL SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $1,500,000)  ........................................................   1,500,000
-----------                                                                                       -------------
   $19,075  TOTAL INVESTMENTS
===========
            (Identified Cost $19,001,145)(a) .........................................    97.6%     19,711,591
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................     2.4         491,246
                                                                                         -----    -------------
            NET ASSETS  ..............................................................   100.0%    $20,202,837
                                                                                         =====    =============

--------------
AMT          Alternative Minimum Tax.
++           Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $713,889 and the aggregate gross unrealized depreciation is $3,443, resulting in net unrealized appreciation of $710,446.

Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
MBIA         Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (88.7%)
            General Obligation (6.0%)
   $2,000   Berks County, Second Ser 1992 (FGIC) ............................  5.75 %   11/15/12    $2,024,180
      600   Puerto Rico, Pub Impr Refg Ser 1992 A ...........................  6.00     07/01/14       609,288
-----------                                                                                       -------------
    2,600                                                                                            2,633,468
-----------                                                                                       -------------
            Educational Facilities Revenue (21.4%)
    2,000   Delaware County Authority, Villanova University Ser 1995
             (AMBAC) ........................................................  5.80     08/01/25     2,010,500
            Pennsylvania Higher Educational Facilities Authority,
      750    Allegheny College Impr & Refg Ser 1993 B .......................  6.00     11/01/22       730,882
      500    Temple University First Ser 1991 (MBIA) ........................  6.50     04/01/21       535,750
    1,000    Thomas Jefferson University 1992 Ser A .........................  6.625    08/15/09     1,084,270
            Pennsylvania State University,
    1,000    Second Refg Ser 1992 ...........................................  5.50     08/15/16       976,740
    1,000    Ser B 1992 .....................................................  5.50     08/15/16       976,740
    1,000   Swarthmore Borough Authority, Swarthmore College Ser 1992 .......  6.00     09/15/20     1,019,800
    2,000   University of Pittsburgh, Cap 1992 Ser A (MBIA) .................  6.125    06/01/21     2,058,980
-----------                                                                                       -------------
    9,250                                                                                            9,393,662
-----------                                                                                       -------------
            Hospital Revenue (15.7%)
    1,000   Allegheny County Hospital Development Authority, Presbyterian
             University Health System Inc Ser 1992 B (MBIA) .................  6.00     11/01/12     1,030,070
    1,000   Berks County Municipal Authority, Reading Hospital & Medical
             Center Ser of 1993 (MBIA) ......................................  5.50     10/01/08     1,028,830
            Philadelphia Hospitals & Higher Educational Facilities
             Authority,
    1,750    Chestnut Hill Hospital Ser of 1992 .............................  6.375    11/15/11     1,799,507
    1,000    Temple University Hospital 1993 Ser A ..........................  6.50     11/15/08     1,069,210
    2,000    The Children's Hospital of Philadelphia Ser A of 1993 ..........  5.375    02/15/14     1,953,520
-----------                                                                                       -------------
    6,750                                                                                            6,881,137
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (2.5%)
    1,000   Montgomery County Industrial Development Authority, Philadelphia
             Electric Co Refg 1991 Ser B (MBIA) .............................  6.70     12/01/21     1,082,960
-----------                                                                                       -------------
            Mortgage Revenue-Multi-Family (2.4%)
            Pennsylvania Housing Finance Agency,
       60    Moderate Rehab Sec 8 Assisted Issue B ..........................  9.00     08/01/01        60,907
    1,000    Ser 1992-35 D (AMT) ............................................  6.20     04/01/25     1,003,110
-----------                                                                                       -------------
    1,060                                                                                            1,064,017
-----------                                                                                       -------------
            Mortgage Revenue-Single Family (6.3%)
    2,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) ........  7.00     10/01/23     2,084,560
      635   Puerto Rico Housing Finance Corporation, Portfolio One
             GNMA-Backed Ser C ..............................................  6.85     10/15/23       664,153
-----------                                                                                       -------------
    2,635                                                                                            2,748,713
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (2.4%)
   $1,000   Montgomery County Industrial Development Authority, Ser 1989 ....  7.50 %   01/01/12    $1,073,900
-----------                                                                                       -------------
            Student Loan Revenue (4.7%)
            Pennsylvania Higher Education Assistance Agency,
    1,000    1988 Ser D (AMT)(AMBAC) ........................................  6.05     01/01/19     1,010,750
    1,000    1991 Ser B (AMT)(AMBAC) ........................................  6.854    09/01/26     1,058,580
-----------                                                                                       -------------
    2,000                                                                                            2,069,330
-----------                                                                                       -------------
            Transportation Facilities Revenue (15.1%)
    1,000   Guam, Highway 1992 Ser A (FSA) ..................................  6.30     05/01/12     1,051,340
      500   Allegheny County, Greater Pittsburgh Int'l Airport Ser 1992
             (AMT) (FSA)  ...................................................  6.625    01/01/22       526,190
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) ..................  5.50     01/01/26     1,957,600
    2,000   Pennsylvania Turnpike Commission, Ser O of 1992 (FGIC) ..........  6.00     12/01/12     2,071,980
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) ..........  5.875    12/01/12     1,024,340
-----------                                                                                       -------------
    6,500                                                                                            6,631,450
-----------                                                                                       -------------
            Water & Sewer Revenue (5.0%)
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) ................  6.25     08/01/11     2,191,660
-----------                                                                                       -------------
            Other Revenue (3.7%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ..........  6.60     11/01/09     1,612,695
-----------                                                                                       -------------
            Refunded (3.5%)
      440   Lehigh County Industrial Development Authority, Strawbridge &
             Clothier Refg Ser of 1991 (ETM) ................................  7.20     12/15/01       467,474
    1,000   Reading, Ser of 1992 (AMBAC) ....................................  6.50     11/15/02++   1,089,260
-----------                                                                                       -------------
    1,440                                                                                            1,556,734
-----------                                                                                       -------------
   37,735   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $37,303,573) ........................................................  38,939,726
-----------                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (9.4%)
   $ 2,000  Delaware County Industrial Development Authority, United Parcel
             Service of America Inc Ser 1985 (Demand 06/02/97) ..............  3.60*%   12/01/15    $2,000,000
     2,100  Philadelphia Hospitals & Higher Education Facilities Authority,
             the Children's Hospital of Philadelphia 1996 Ser A (Demand
             06/02/97)  .....................................................  3.45*    03/01/27     2,100,000
-----------                                                                                       -------------
     4,100  TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------
            (Identified Cost $4,100,000) .........................................................   4,100,000
                                                                                                  -------------
   $41,835  TOTAL INVESTMENTS
===========
            (Identified Cost $41,403,573)(a) .........................................     98.1%    43,039,726
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................      1.9        853,960
                                                                                          -----   -------------
            NET ASSETS ...............................................................    100.0%   $43,893,686
                                                                                          =====   =============

--------------
AMT          Alternative Minimum Tax.
ETM          Escrowed to Maturity.
++           Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,641,820 and the aggregate gross unrealized depreciation is $5,667, resulting in net unrealized appreciation of $1,636,153.

Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Corporation.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1997 (unaudited)

                                                       ARIZONA      CALIFORNIA      FLORIDA     MASSACHUSETTS
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value* ...............  $41,764,747   $102,770,460   $65,286,369    $14,151,070
Cash ...............................................      151,162        258,070       196,842        124,232
Receivable for:
 Interest ..........................................      892,147      1,534,610       831,100        278,096
 Investments sold ..................................       --            --             --             --
 Shares of beneficial interest sold ................       41,985        --             34,343            857
Prepaid expenses ...................................        9,161          3,311         5,523          4,470
                                                      -----------   ------------   -----------    -----------
 TOTAL ASSETS ......................................   42,859,202    104,566,451    66,354,177     14,558,725
                                                      -----------   ------------   -----------    -----------
LIABILITIES:
Payable for:
 Shares of beneficial interest repurchased  ........       25,000          8,249        --             18,000
 Dividends to shareholders .........................       11,900         29,142        18,337          3,800
 Plan of distribution fee ..........................        5,471         13,283         8,467          1,848
 Investment management fee .........................       12,765         30,994        19,757          4,311
Accrued expenses ...................................       18,100         27,104        20,024         11,091
                                                      -----------   ------------   -----------    -----------
 TOTAL LIABILITIES .................................       73,236        108,772        66,585         39,050
                                                      -----------   ------------   -----------    -----------
NET ASSETS:
Paid-in-capital ....................................   41,249,773    101,058,869    63,526,164     14,035,711
Accumulated undistributed net investment income  ...        5,939         14,570         9,162          1,899
Accumulated undistributed net realized gain (loss)       (116,533)      (798,500)     (203,410)       (30,059)
Net unrealized appreciation ........................    1,646,787      4,182,740     2,955,676        512,124
                                                      -----------   ------------   -----------    -----------
 NET ASSETS ........................................  $42,785,966   $104,457,679   $66,287,592    $14,519,675
                                                      ===========   ============   ===========    ===========
 *IDENTIFIED COST ..................................  $40,117,960   $ 98,587,720   $62,330,693    $13,638,946
                                                      ===========   ============   ===========    ===========
 SHARES OF BENEFICIAL INTEREST OUTSTANDING  ........    4,096,131      9,798,721     6,185,418      1,342,816
                                                      ===========   ============   ===========    ===========
NET ASSET VALUE PER SHARE
 (unlimited authorized shares of $.01 par value)  ..       $10.45         $10.66        $10.72         $10.81
                                                           ======         ======        ======         ======
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)**         $10.89         $11.10        $11.17         $11.26
                                                           ======         ======        ======         ======

--------------
**    On sales of $25,000 or more, the offering price is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

   MICHIGAN     MINNESOTA    NEW JERSEY     NEW YORK       MICHIGAN        OHIO       PENNSYLVANIA
--------------------------------------------------------------------------------------------------
 $19,206,283    $8,744,380   $41,286,061   $12,429,467   $19,206,283    $19,711,591   $43,039,726
     195,662        90,145       120,183       103,730       195,662        196,867       290,674
     227,600       147,425       693,312       190,676       227,600        303,979       594,930
      --             5,155     1,016,958        --            --             --            --
      11,320        --            35,685         1,049        11,320         13,282         9,597
       2,260         4,038         4,338         4,542         2,260          2,420         5,676
 -----------    ----------   -----------   -----------   -----------    -----------   -----------
  19,643,125     8,991,143    43,156,537    12,729,464    19,643,125     20,228,139    43,940,603
 -----------    ----------   -----------   -----------   -----------    -----------   -----------
          23           596         1,044         1,000            23         --            --
       5,272         2,267        11,891         3,380         5,272          5,315        12,135
       2,510         1,151         5,470         1,618         2,510          2,568         5,564
       5,856         2,686        12,764         3,776         5,856          5,993        12,982
      12,635        10,848        18,127        11,776        12,635         11,426        16,236
 -----------    ----------   -----------   -----------   -----------    -----------   -----------
      26,296        17,548        49,296        21,550        26,296         25,302        46,917
 -----------    ----------   -----------   -----------   -----------    -----------   -----------
  18,882,584     8,734,978    41,890,503    12,185,661    18,882,584     19,718,210    42,223,237
       2,635         1,133         6,142         1,687         2,635          2,656         6,049
     (14,208)      (87,722)     (142,227)      (26,201)      (14,208)      (228,475)       28,247
     745,818       325,206     1,352,823       546,767       745,818        710,446     1,636,153
 -----------    ----------   -----------   -----------   -----------    -----------   -----------
 $19,616,829    $8,973,595   $43,107,241   $12,707,914   $19,616,829    $20,202,837   $43,893,686
 ===========    ==========   ===========   ===========   ===========    ===========   ===========
 $18,460,465    $8,419,174   $39,933,238   $11,882,700   $18,460,465    $19,001,145   $41,403,573
 ===========    ==========   ===========   ===========   ===========    ===========   ===========
   1,835,990       853,951     4,059,091     1,179,947     1,835,990      1,891,606     4,092,831
 ===========    ==========   ===========   ===========   ===========    ===========   ===========
      $10.68        $10.51        $10.62        $10.77        $10.68         $10.68        $10.72
      ======        ======        ======        ======        ======         ======        ======
      $11.13        $10.95        $11.06        $11.22        $11.13         $11.13        $11.17
      ======        ======        ======        ======        ======         ======        ======

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended May 31, 1997 (unaudited)

                                           ARIZONA     CALIFORNIA     FLORIDA     MASSACHUSETTS
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
INTEREST INCOME ........................  $1,277,184   $ 3,103,283   $1,936,969     $ 433,180
                                          ----------   -----------   ----------     ---------
EXPENSES
Investment management fees .............      77,743       189,262      119,114        26,592
Plan of distribution fees ..............      31,052        79,526       48,641        10,538
Professional fees ......................      14,158        13,623       13,516        12,557
Transfer agent fees and expenses  ......       7,913        14,996       12,289         2,971
Shareholder reports and notices  .......       4,452        11,605        6,832         1,210
Trustees' fees and expenses ............       1,081         2,288        1,574           541
Registration fees ......................       2,656         1,678        2,216         2,948
Custodian fees .........................       1,323         2,772        1,867           664
Other ..................................       3,852         5,477        4,557         2,820
                                          ----------   -----------   ----------     ---------
  TOTAL EXPENSES .......................     144,230       321,227      210,606        60,841
  LESS: AMOUNTS WAIVED/REIMBURSED  .....      --            --           --            (3,031)
  LESS: EXPENSE OFFSET  ................      (1,320)       (2,767)      (1,854)         (664)
                                          ----------   -----------   ----------     ---------
  NET EXPENSES .........................     142,910       318,460      208,752        57,146
                                          ----------   -----------   ----------     ---------
  NET INVESTMENT INCOME ................   1,134,274     2,784,823    1,728,217       376,034
                                          ----------   -----------   ----------     ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS):
Net realized gain (loss) ...............    (109,867)     (285,715)    (115,118)      (23,384)
Net change in unrealized appreciation  .    (519,448)   (1,264,055)    (856,302)     (144,442)
                                          ----------   -----------   ----------     ---------
  NET LOSS .............................    (629,315)   (1,549,770)    (971,420)     (167,826)
                                          ----------   -----------   ----------     ---------
NET INCREASE ...........................  $  504,959   $ 1,235,053   $  756,797     $ 208,208
                                          ==========   ===========   ==========     =========

                       SEE NOTES TO FINANCIAL STATEMENTS

  MICHIGAN    MINNESOTA   NEW JERSEY   NEW YORK    MICHIGAN      OHIO     PENNSYLVANIA
---------------------------------------------------------------------------------------
 $ 575,157    $262,909    $1,263,049   $ 376,192  $ 575,157    $ 584,666   $1,290,458
 ---------    --------    ----------   ---------  ---------    ---------   ----------
    35,232      16,348        76,066      23,050     35,232       36,177       78,592
    14,456       6,725        29,663       9,643     14,456       13,583       31,730
    13,632      14,141        13,625      12,815     13,632       13,823       13,654
     5,331       2,168        10,759       2,457      5,331        4,263        9,527
     1,211         605         4,496       1,170      1,211        1,827        3,296
       527         141         1,005         256        527          479        1,243
       617         814         1,453       2,481        617        1,152          418
       817         390         1,286         653        817          767        1,352
     1,797       2,434         4,604       2,436      1,797        3,539        3,732
 ---------    --------    ----------   ---------  ---------    ---------   ----------
    73,620      43,766       142,957      54,961     73,620       75,610      143,544
    (3,955)     (2,651)       --          (3,265)    (3,955)      (2,904)      --
      (817)       (390)       (1,283)       (646)      (817)        (767)      (1,349)
 ---------    --------    ----------   ---------  ---------    ---------   ----------
    68,848      40,725       141,674      51,050     68,848       71,939      142,195
 ---------    --------    ----------   ---------  ---------    ---------   ----------
   506,309     222,184     1,121,375     325,142    506,309      512,727    1,148,263
 ---------    --------    ----------   ---------  ---------    ---------   ----------
    (5,824)     (8,860)       13,689      (2,111)    (5,824)     (73,369)     (70,375)
  (181,479)    (76,952)     (340,273)   (167,116)  (181,479)    (117,915)    (494,249)
 ---------    --------    ----------   ---------  ---------    ---------   ----------
  (187,303)    (85,812)     (326,584)   (169,227)  (187,303)    (191,284)    (564,624)
 ---------    --------    ----------   ---------  ---------    ---------   ----------
 $ 319,006    $136,372    $  794,791   $ 155,915  $ 319,006    $ 321,443   $  583,639
 =========    ========    ==========   =========  =========    =========   ==========

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                          ARIZONA                         CALIFORNIA
                                              -------------------------------- --------------------------------
                                               FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR
                                               MONTHS ENDED        ENDED        MONTHS ENDED        ENDED
                                               MAY 31, 1997  NOVEMBER 30, 1996  MAY 31, 1997  NOVEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ........................  $ 1,134,274      $ 2,428,863     $  2,784,823    $  6,053,758
Net realized gain (loss) .....................     (109,867)         234,117         (285,715)       (188,814)
Net change in unrealized appreciation  .......     (519,448)        (594,791)      (1,264,055)      1,413,134
                                                -----------      -----------     ------------    ------------
  NET INCREASE ...............................      504,959        2,068,189        1,235,053       7,278,078
                                                -----------      -----------     ------------    ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................   (1,134,642)      (2,422,556)      (2,786,206)     (6,037,805)
Net realized gain ............................       --               --              --              --
                                                -----------      -----------     ------------    ------------
  TOTAL ......................................   (1,134,642)      (2,422,556)      (2,786,206)     (6,037,805)
                                                -----------      -----------     ------------    ------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST:
Net proceeds from sales ......................      999,120        4,009,521        3,834,565      10,738,339
Reinvestment of dividends and distributions  .      571,419        1,192,120        1,315,381       2,920,191
Cost of shares repurchased ...................   (4,403,107)      (8,889,549)     (13,000,168)    (18,809,193)
                                                -----------      -----------     ------------    ------------
  NET DECREASE ...............................   (2,832,568)      (3,687,908)      (7,850,222)     (5,150,663)
                                                -----------      -----------     ------------    ------------
  TOTAL DECREASE .............................   (3,462,251)      (4,042,275)      (9,401,375)     (3,910,390)
NET ASSETS:
Beginning of period ..........................   46,248,217       50,290,492      113,859,054     117,769,444
                                                -----------      -----------     ------------    ------------
  END OF PERIOD ..............................  $42,785,966      $46,248,217     $104,457,679    $113,859,054
                                                ===========      ===========     ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME  .........  $     5,939      $     6,307     $     14,570    $     15,953
                                                ===========      ===========     ============    ============
SHARES ISSUED AND REPURCHASED:
Sold .........................................       95,731          382,246          359,633       1,015,703
Reinvestment of dividends and distributions  .       54,850          114,076          123,684         276,280
Repurchased ..................................     (422,728)        (850,272)      (1,220,568)     (1,789,292)
                                                -----------      -----------     ------------    ------------
  NET DECREASE ...............................     (272,147)        (353,950)        (737,251)       (497,309)
                                                ===========      ===========     ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

            FLORIDA                       MASSACHUSETTS                       MICHIGAN
-------------------------------- -------------------------------- --------------------------------
  FOR THE SIX    FOR THE YEAR     FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR
 MONTHS ENDED        ENDED        MONTHS ENDED        ENDED        MONTHS ENDED        ENDED
 MAY 31, 1997  NOVEMBER 30, 1996  MAY 31, 1997  NOVEMBER 30, 1996  MAY 31, 1997  NOVEMBER 30, 1996
-------------- ----------------- -------------- ----------------- -------------- -----------------
  (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
  $ 1,728,217     $  3,657,627     $   376,034      $   846,815     $   506,309      $ 1,095,779
     (115,118)         (10,934)        (23,384)          (6,674)         (5,824)           4,837
     (856,302)        (216,205)       (144,442)         (59,232)       (181,479)         (91,304)
  -----------     ------------     -----------      -----------     -----------      -----------
      756,797        3,430,488         208,208          780,909         319,006        1,009,312
  -----------     ------------     -----------      -----------     -----------      -----------
   (1,728,778)      (3,647,904)       (376,346)        (844,604)       (505,482)      (1,093,971)
       --              --               --              (35,280)         --               --
  -----------     ------------     -----------      -----------     -----------      -----------
   (1,728,778)      (3,647,904)       (376,346)        (879,884)       (505,482)      (1,093,971)
  -----------     ------------     -----------      -----------     -----------      -----------
    5,788,571        9,196,793         457,467        1,641,760         636,445        2,833,619
      610,057        1,309,984         219,060          488,781         279,869          628,246
   (9,680,801)     (13,805,676)     (2,009,674)      (2,965,069)     (1,976,120)      (4,186,713)
  -----------     ------------     -----------      -----------     -----------      -----------
   (3,282,173)      (3,298,899)     (1,333,147)        (834,528)     (1,059,806)        (724,848)
  -----------     ------------     -----------      -----------     -----------      -----------
   (4,254,154)      (3,516,315)     (1,501,285)        (933,503)     (1,246,282)        (809,507)
   70,541,746       74,058,061      16,020,960       16,954,463      20,863,111       21,672,618
  -----------     ------------     -----------      -----------     -----------      -----------
  $66,287,592     $ 70,541,746     $14,519,675      $16,020,960     $19,616,829      $20,863,111
  ===========     ============     ===========      ===========     ===========      ===========
  $     9,162     $      9,723     $     1,899      $     2,211     $     2,635      $     1,808
  ===========     ============     ===========      ===========     ===========      ===========
      541,143          858,505          42,519          152,246          59,749          267,388
       57,160          122,498          20,380           45,436          26,305           59,047
     (905,488)      (1,292,611)       (187,283)        (275,364)       (185,845)        (394,837)
  -----------     ------------     -----------      -----------     -----------      -----------
     (307,185)        (311,608)       (124,384)         (77,682)        (99,791)         (68,402)
  ===========     ============     ===========      ===========     ===========      ===========

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS, continued

                                                         MINNESOTA                        NEW JERSEY
                                              -------------------------------- --------------------------------
                                               FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR
                                               MONTHS ENDED        ENDED        MONTHS ENDED        ENDED
                                               MAY 31, 1997  NOVEMBER 30, 1996  MAY 31, 1997  NOVEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.........................  $   222,184      $   547,067     $ 1,121,375      $ 2,395,464
Net realized gain (loss) .....................       (8,860)         (23,006)         13,689          220,181
Net change in unrealized appreciation  .......      (76,952)         (14,644)       (340,273)        (459,218)
                                                -----------      -----------     -----------      -----------
  NET INCREASE ...............................      136,372          509,417         794,791        2,156,427
                                                -----------      -----------     -----------      -----------
Dividends from net investment income  ........     (222,398)        (545,720)     (1,121,526)      (2,389,171)
                                                -----------      -----------     -----------      -----------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST:
Net proceeds from sales ......................       54,034          559,751       2,002,741        4,426,421
Reinvestment of dividends ....................      125,297          329,304         631,739        1,341,520
Cost of shares repurchased ...................   (1,042,599)      (2,159,547)     (4,029,777)      (8,594,526)
                                                -----------      -----------     -----------      -----------
  NET DECREASE ...............................     (863,268)      (1,270,492)     (1,395,297)      (2,826,585)
                                                -----------      -----------     -----------      -----------
  TOTAL DECREASE .............................     (949,294)      (1,306,795)     (1,722,032)      (3,059,329)
NET ASSETS:
Beginning of period ..........................    9,922,889       11,229,684      44,829,273       47,888,602
                                                -----------      -----------     -----------      -----------
  END OF PERIOD ..............................  $ 8,973,595      $ 9,922,889     $43,107,241      $44,829,273
                                                ===========      ===========     ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME  .........  $     1,133      $     1,347     $     6,142      $     6,293
                                                ===========      ===========     ===========      ===========
SHARES ISSUED AND REPURCHASED:
Sold .........................................        5,137           53,608         189,607          419,871
Reinvestment of dividends ....................       11,957           31,517          59,843          127,384
Repurchased ..................................      (99,284)        (207,315)       (381,640)        (818,142)
                                                -----------      -----------     -----------      -----------
  NET DECREASE ...............................      (82,190)        (122,190)       (132,190)        (270,887)
                                                ===========      ===========     ===========      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

            NEW YORK                           OHIO                         PENNSYLVANIA
-------------------------------- -------------------------------- --------------------------------
  FOR THE SIX    FOR THE YEAR     FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR
 MONTHS ENDED        ENDED        MONTHS ENDED        ENDED        MONTHS ENDED        ENDED
 MAY 31, 1997  NOVEMBER 30, 1996  MAY 31, 1997  NOVEMBER 30, 1996  MAY 31, 1997  NOVEMBER 30, 1996
-------------- ----------------- -------------- ----------------- -------------- -----------------
  (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
  $   325,142      $   734,594     $   512,727      $ 1,150,244     $ 1,148,263     $  2,563,671
       (2,111)         (17,737)        (73,369)          14,562         (70,375)         123,735
     (167,116)          34,135        (117,915)        (137,210)       (494,249)        (236,754)
  -----------      -----------     -----------      -----------     -----------     ------------
      155,915          750,992         321,443        1,027,596         583,639        2,450,652
  -----------      -----------     -----------      -----------     -----------     ------------
     (325,390)        (732,659)       (512,896)      (1,147,419)     (1,148,713)      (2,557,172)
  -----------      -----------     -----------      -----------     -----------     ------------
      291,250        1,812,721       1,252,672        2,846,349       1,568,949        3,426,864
      168,655          377,028         302,684          684,898         606,940        1,356,713
   (1,602,607)      (2,576,180)     (2,368,533)      (5,307,661)     (4,772,503)     (11,556,735)
  -----------      -----------     -----------      -----------     -----------     ------------
   (1,142,702)        (386,431)       (813,177)      (1,776,414)     (2,596,614)      (6,773,158)
  -----------      -----------     -----------      -----------     -----------     ------------
   (1,312,177)        (368,098)     (1,004,630)      (1,896,237)     (3,161,688)      (6,879,678)
   14,020,091       14,388,189      21,207,467       23,103,704      47,055,374       53,935,052
  -----------      -----------     -----------      -----------     -----------     ------------
  $12,707,914      $14,020,091     $20,202,837      $21,207,467     $43,893,686     $ 47,055,374
  ===========      ===========     ===========      ===========     ===========     ============
  $     1,687      $     1,935     $     2,656      $     2,825     $     6,049     $      6,499
  ===========      ===========     ===========      ===========     ===========     ============
       27,169          169,476         117,482          267,942         146,598          321,119
       15,734           35,233          28,470           64,506          56,846          127,040
     (149,624)        (241,090)       (222,793)        (502,913)       (446,540)      (1,081,877)
  -----------      -----------     -----------      -----------     -----------     ------------
     (106,721)         (36,381)        (76,841)        (170,465)       (243,096)        (633,718)
  ===========      ===========     ===========      ===========     ===========     ============

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"): the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. EXPENSES -- Direct expenses are charged to the respective Series and general Fund expenses are allocated on the basis of relative net assets or equally among the Series.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, Dean Witter InterCapital Inc. (the "Investment Manager") maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager had undertaken to waive management fees and assume all expenses that exceeded 0.50% of the daily net assets with respect to the Massachusetts, Michigan, Minnesota, New York and Ohio Series through December 31, 1996.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 1997, the distribution fees were accrued at the following annual rates:

                     ARIZONA      CALIFORNIA     FLORIDA      MASSACHUSETTS       MICHIGAN
                     -------      ----------     -------      -------------       --------
Annual Rate .....     0.14%         0.15%         0.14%           0.14%            0.14%
                      ====          ====          ====            ====             ====
                    MINNESOTA     NEW JERSEY     NEW YORK         OHIO          PENNSYLVANIA
                    ---------     ----------     --------         ----          ------------
                      0.14%         0.14%         0.15%           0.13%            0.14%
                      ====          ====          ====            ====             ====

For the six months ended May 31, 1997, the Distributor has informed the Fund that it received commissions from the sale of the Fund's shares of beneficial interest as follows:

                  ARIZONA    CALIFORNIA   FLORIDA    MASSACHUSETTS     MICHIGAN
                  -------    ----------   -------    -------------     --------
Commissions  ..   $32,441     $108,826    $156,694      $15,532        $25,009
                  =======     ========    ========      =======        =======
                 MINNESOTA   NEW JERSEY   NEW YORK       OHIO        PENNSYLVANIA
                 ---------   ----------   --------       ----        ------------
                  $1,769      $65,163      $6,159       $38,336        $50,960
                  ======      =======      ======       =======        =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1997 were as follows:

               ARIZONA     CALIFORNIA     FLORIDA     MASSACHUSETTS     MICHIGAN
               -------     ----------     -------     -------------     --------
Purchases ..  $   --       $6,081,280    $   --        $    --         $   --
              ==========   ===========   ==========    ==========      ==========
Sales ......  $3,320,110   $18,955,852   $4,455,945    $1,234,198      $  873,463
              ==========   ===========   ==========    ==========      ==========
              MINNESOTA    NEW JERSEY     NEW YORK        OHIO        PENNSYLVANIA
              ---------    ----------     --------        ----        ------------
Purchases ..  $   --       $    --       $   --         $977,570       $   --
              =========    ==========    ==========    ==========      ==========
Sales ......  $ 497,607    $3,999,175    $1,829,050    $1,944,515      $2,879,070
              =========    ==========    ==========    ==========      ==========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended May 31, 1997 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

                                   ARIZONA      CALIFORNIA     FLORIDA      MASSACHUSETTS       MICHIGAN
                                   -------      ----------     -------      -------------       --------
Aggregate Pension Costs  ......    $  313         $  766        $  478         $   69            $  125
                                   ======         ======        ======         ======            ======
                                  MINNESOTA     NEW JERSEY     NEW YORK         OHIO          PENNSYLVANIA
                                  ---------     ----------     --------         ----          ------------
                                   $   61         $  308        $   81         $  148            $  313
                                   ======         ======        ======         ======            ======
                                   ARIZONA      CALIFORNIA     FLORIDA      MASSACHUSETTS       MICHIGAN
                                   -------      ----------     -------      -------------       --------
Accrued Pension Liability  ....    $3,417         $8,363        $5,157         $1,167            $1,495
                                   ======         ======        ======         ======            ======
                                  MINNESOTA     NEW JERSEY     NEW YORK         OHIO          PENNSYLVANIA
                                  ---------     ----------     --------         ----          ------------
                                   $  773         $3,299        $1,012         $1,649            $3,618
                                   ======         ======        ======         ======            ======

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. For the six months ended May 31, 1997, each of the Series had transfer agent fees and expenses payable as follows:

                                                  ARIZONA      CALIFORNIA     FLORIDA      MASSACHUSETTS       MICHIGAN
                                                  -------      ----------     -------      -------------       --------
Transfer Agent Fees and Expenses Payable  ....    $1,551         $2,271        $2,586         $  500            $  983
                                                  ======         ======        ======         ======            ======
                                                 MINNESOTA     NEW JERSEY     NEW YORK         OHIO          PENNSYLVANIA
                                                 ---------     ----------     --------         ----          ------------
                                                  $  245         $1,850        $  516         $1,325            $1,913
                                                  ======         ======        ======         ======            ======

5. FEDERAL INCOME TAX STATUS

At November 30, 1996, the following Series had an approximate net capital loss carryover to offset future capital gains to the extent provided by regulations:


AVAILABLE THROUGH NOVEMBER 30,   2002       2003      2004      TOTAL
------------------------------   ----       ----      ----      -----
Arizona ...................... $  6,700      --         --    $  6,700
California ...................   76,900   $247,100   $52,900   376,900
Florida ......................   35,000      --         --      35,000
Massachusetts ................    --         --        6,700     6,700
Michigan .....................    8,400      --         --       8,400
Minnesota ....................   32,000     24,300    20,300    76,600
New Jersey ...................    --       155,900      --     155,900
New York .....................    6,300      --       17,700    24,000
Ohio .........................  158,100      --         --     158,100

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The California, Florida and Minnesota Series incurred and will elect to defer net capital losses during fiscal 1996 of $135,900, $53,300 and $2,700, respectively.

                (This page has been left blank intentionally.)

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                NET ASSET                    NET                                                        TOTAL
     YEAR         VALUE        NET         REALIZED     TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
     ENDED      BEGINNING   INVESTMENT  AND UNREALIZED  INVESTMENT   DIVIDENDS TO        TO              AND
 NOVEMBER 30    OF PERIOD     INCOME     GAIN (LOSS)    OPERATIONS   SHAREHOLDERS   SHAREHOLDERS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
ARIZONA SERIES
1992             $ 9.77       $0.64         $ 0.41        $ 1.05        $(0.64)          --            $(0.64)
1993              10.18        0.58           0.56          1.14         (0.58)        $(0.02)          (0.60)
1994              10.72        0.55          (1.29)        (0.74)        (0.55)         (0.01)          (0.56)
1995               9.42        0.54           1.23          1.77         (0.54)          --             (0.54)
1996              10.65        0.54          (0.06)         0.48         (0.54)          --             (0.54)
1997*             10.59        0.27          (0.14)         0.13         (0.27)          --             (0.27)
CALIFORNIA SERIES
1992               9.99        0.67           0.34          1.01         (0.67)         (0.01)          (0.68)
1993              10.32        0.61           0.68          1.29         (0.61)          --             (0.61)
1994              11.00        0.58          (1.48)        (0.90)        (0.58)         (0.14)          (0.72)
1995               9.38        0.56           1.29          1.85         (0.56)          --             (0.56)
1996              10.67        0.56           0.14          0.70         (0.56)          --             (0.56)
1997*             10.81        0.27          (0.15)         0.12         (0.27)          --             (0.27)
FLORIDA SERIES
1992               9.88        0.64           0.41          1.05         (0.64)          --             (0.64)
1993              10.29        0.59           0.64          1.23         (0.59)          --             (0.59)
1994              10.93        0.56          (1.33)        (0.77)        (0.56)          --             (0.56)
1995               9.60        0.56           1.28          1.84         (0.56)          --             (0.56)
1996              10.88        0.55          (0.02)         0.53         (0.55)          --             (0.55)
1997*             10.86        0.27          (0.14)         0.13         (0.27)          --             (0.27)
MASSACHUSETTS SERIES
1992               9.98        0.66           0.42          1.08         (0.66)         (0.04)          (0.70)
1993              10.36        0.60           0.72          1.32         (0.60)          --             (0.60)
1994              11.08        0.56          (1.38)        (0.82)        (0.56)         (0.10)          (0.66)
1995               9.60        0.57           1.37          1.94         (0.57)          --             (0.57)
1996              10.97        0.57          (0.03)         0.54         (0.57)         (0.02)          (0.59)
1997*             10.92        0.26          (0.11)         0.15         (0.26)          --             (0.26)
MICHIGAN SERIES
1992               9.96        0.65           0.46          1.11         (0.65)         (0.01)          (0.66)
1993              10.41        0.61           0.64          1.25         (0.61)          --             (0.61)
1994              11.05        0.56          (1.41)        (0.85)        (0.56)         (0.18)          (0.74)
1995               9.46        0.57           1.35          1.92         (0.57)          --             (0.57)
1996              10.81        0.56          (0.03)         0.53         (0.56)          --             (0.56)
1997*             10.78        0.27          (0.10)         0.17         (0.27)          --             (0.27)

--------------
*      For the six months ended May 31, 1997.
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3)    Does not reflect the effect of expense offsets of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                        RATIOS TO AVERAGE NET     RATIOS TO AVERAGE NET
                                                ASSETS                   ASSETS
                                         (AFTER EXPENSES WERE     (BEFORE EXPENSES WERE
                                               ASSUMED)                 ASSUMED)
                                      -------------------------- -----------------------
 NET ASSET                NET ASSETS
   VALUE       TOTAL        END OF                      NET                     NET       PORTFOLIO
  END OF     INVESTMENT     PERIOD                   INVESTMENT              INVESTMENT   TURNOVER
  PERIOD      RETURN+      (000'S)      EXPENSES       INCOME     EXPENSES     INCOME       RATE
----------- ------------ ------------ ------------- ------------ ---------- ------------ -----------
   $10.18       11.08 %     $ 38,812       0.15 %        6.33 %      0.74%       5.74%        15%
    10.72       11.42         59,877       0.48          5.40        0.65        5.22          5
     9.42       (7.16)        47,628       0.62          5.33        0.63        5.32         11
    10.65       19.21         50,290       0.65 (3)      5.33        0.65        5.33          6
    10.59        4.63         46,248       0.65 (3)      5.12        0.65        5.12          9
    10.45        1.14 (1)     42,786       0.65 (2)(3)   5.11 (2)    0.65 (2)    5.11 (2)     --

    10.32       10.23         95,604       0.15          6.36        0.67        5.84          5
    11.00       12.77        139,308       0.48          5.57        0.60        5.45         11
     9.38       (8.65)       112,450       0.58          5.59        0.59        5.58         12
    10.67       20.15        117,769       0.60 (3)      5.50        0.60        5.50          5
    10.81        6.76        113,859       0.59          5.28        0.59        5.28         19
    10.66        1.19 (1)    104,458       0.59 (2)      5.15 (2)    0.59 (2)    5.15 (2)      6 (1)

    10.29       10.92         51,560       0.15          6.19        0.73        5.62          6
    10.93       12.20         84,494       0.48          5.39        0.63        5.23          3
     9.60       (7.29)        71,458       0.61          5.34        0.62        5.33          3
    10.88       19.54         74,058       0.63 (3)      5.34        0.63        5.34          8
    10.86        5.03         70,542       0.62 (3)      5.13        0.62        5.13         25
    10.72        1.26 (1)     66,288       0.62 (2)(3)   5.08 (2)    0.62 (2)    5.08 (2)     --

    10.36       11.19         10,113       0.14          6.26        1.25        5.16         10
    11.08       13.06         18,344       0.48          5.47        0.84        5.10         12
     9.60       (7.71)        15,507       0.50          5.35        0.78        5.07         10
    10.97       20.58         16,954       0.50 (3)      5.39        0.79        5.11          7
    10.92        5.07         16,021       0.50 (3)      5.23        0.82        4.91         11
    10.81        1.48 (1)     14,520       0.75 (2)(3)   4.95 (2)    0.80 (2)    4.90 (2)     --

    10.41       11.78         13,809       0.14          6.28        1.01        5.42          9
    11.05       12.28         22,083       0.48          5.53        0.80        5.20         15
     9.46       (8.07)        19,831       0.50          5.44        0.75        5.19          9
    10.81       20.69         21,673       0.50 (3)      5.49        0.77        5.22         22
    10.78        5.09         20,863       0.50 (3)      5.27        0.76        5.01          5
    10.68        1.60 (1)     19,617       0.69 (2)(3)   5.03 (2)    0.73 (2)    4.99 (2)     --


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS, continued

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

               NET ASSET                    NET                                                        TOTAL
     YEAR        VALUE        NET         REALIZED     TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
     ENDED     BEGINNING   INVESTMENT  AND UNREALIZED  INVESTMENT   DIVIDENDS TO        TO              AND
 NOVEMBER 30   OF PERIOD     INCOME     GAIN (LOSS)    OPERATIONS   SHAREHOLDERS   SHAREHOLDERS    DISTRIBUTIONS
------------- ----------- ------------ -------------- ------------ -------------- --------------- ---------------
MINNESOTA SERIES
1992             $ 9.79       $0.63         $ 0.32        $ 0.95        $(0.63)          --            $(0.63)
1993              10.11        0.58           0.67          1.25         (0.58)          --             (0.58)
1994              10.78        0.55          (1.42)        (0.87)        (0.55)        $(0.08)          (0.63)
1995               9.28        0.54           1.33          1.87         (0.54)          --             (0.54)
1996              10.61        0.54          (0.01)         0.53         (0.54)          --             (0.54)
1997*             10.60        0.25          (0.09)         0.16         (0.25)          --             (0.25)
NEW JERSEY SERIES
1992               9.95        0.66           0.44          1.10         (0.66)         (0.04)          (0.70)
1993              10.35        0.60           0.62          1.22         (0.60)         (0.03)          (0.63)
1994              10.94        0.55          (1.39)        (0.84)        (0.55)         (0.08)          (0.63)
1995               9.47        0.56           1.26          1.82         (0.56)          --             (0.56)
1996              10.73        0.55          (0.03)         0.52         (0.55)          --             (0.55)
1997*             10.70        0.27          (0.08)         0.19         (0.27)          --             (0.27)
NEW YORK SERIES
1992              10.06        0.68           0.34          1.02         (0.68)         (0.06)          (0.74)
1993              10.34        0.62           0.69          1.31         (0.62)          --             (0.62)
1994              11.03        0.57          (1.52)        (0.95)        (0.57)         (0.05)          (0.62)
1995               9.46        0.56           1.42          1.98         (0.56)          --             (0.56)
1996              10.88        0.56           0.02          0.58         (0.56)          --             (0.56)
1997*             10.90        0.26          (0.13)         0.13         (0.26)          --             (0.26)
OHIO SERIES
1992               9.85        0.66           0.41          1.07         (0.66)         (0.01)          (0.67)
1993              10.25        0.60           0.72          1.32         (0.60)          --             (0.60)
1994              10.97        0.55          (1.43)        (0.88)        (0.55)         (0.12)          (0.67)
1995               9.42        0.56           1.38          1.94         (0.56)          --             (0.56)
1996              10.80        0.55          (0.03)         0.52         (0.55)          --             (0.55)
1997*             10.77        0.26          (0.09)         0.17         (0.26)          --             (0.26)
PENNSYLVANIA SERIES
1992               9.90        0.66           0.44          1.10         (0.66)          --             (0.66)
1993              10.34        0.61           0.67          1.28         (0.61)          --             (0.61)
1994              11.01        0.56          (1.39)        (0.83)        (0.56)         (0.06)          (0.62)
1995               9.56        0.55           1.29          1.84         (0.55)          --             (0.55)
1996              10.85        0.55           --            0.55         (0.55)          --             (0.55)
1997*             10.85        0.27          (0.13)         0.14         (0.27)          --             (0.27)

--------------
*    For the six months ended May 31, 1997.
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offsets of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                        RATIOS TO AVERAGE NET     RATIOS TO AVERAGE NET
                                                ASSETS                   ASSETS
                                         (AFTER EXPENSES WERE     (BEFORE EXPENSES WERE
                                               ASSUMED)                 ASSUMED)
                                      -------------------------- -----------------------
 NET ASSET                NET ASSETS
   VALUE       TOTAL        END OF                      NET                     NET       PORTFOLIO
  END OF     INVESTMENT     PERIOD                   INVESTMENT              INVESTMENT   TURNOVER
  PERIOD      RETURN+      (000'S)      EXPENSES       INCOME     EXPENSES     INCOME       RATE
----------- ------------ ------------ ------------- ------------ ---------- ------------ -----------
   $10.11        9.91 %     $ 6,420        0.14 %        6.16 %      1.46 %      4.85 %       23%
    10.78       12.64        11,538        0.48          5.39        1.04        4.83          8
     9.28       (8.42)        9,793        0.50          5.41        0.91        5.00         14
    10.61       20.60        11,230        0.50 (3)      5.35        0.98        4.88          3
    10.60        5.21         9,923        0.50 (3)      5.21        0.96        4.75          5
    10.51        1.55 (1)     8,974        0.88 (2)(3)   4.76 (2)    0.94 (2)    4.70  (2)    --

    10.35       11.34        32,123        0.15          6.36        0.79        5.71         19
    10.94       12.03        54,499        0.48          5.41        0.69        5.20          7
     9.47       (7.96)       45,497        0.64          5.38        0.65        5.37          6
    10.73       19.60        47,889        0.67 (3)      5.42        0.67        5.42         14
    10.70        4.93        44,829        0.66 (3)      5.23        0.66        5.23          5
    10.62        1.95 (1)    43,107        0.66 (2)(3)   5.16 (2)    0.66 (2)    5.16 (2)     --

    10.34       10.35         9,604        0.15          6.45        1.23        5.37         21
    11.03       12.91        15,955        0.48          5.61        0.88        5.21         11
     9.46       (8.96)       14,522        0.50          5.48        0.82        5.16         14
    10.88       21.40        14,388        0.50 (3)      5.43        0.85        5.09         24
    10.90        5.46        14,020        0.50 (3)      5.25        0.84        4.91         22
    10.77        1.38 (1)    12,708        0.79 (2)(3)   4.94 (2)    0.84 (2)    4.89 (2)     --

    10.25       11.12        13,686        0.15          6.41        1.01        5.56         23
    10.97       13.19        24,849        0.48          5.45        0.78        5.14         20
     9.42       (8.34)       20,693        0.50          5.31        0.71        5.10         18
    10.80       21.02        23,104        0.50 (3)      5.42        0.77        5.16         19
    10.77        5.04        21,207        0.50 (3)      5.23        0.75        4.98         32
    10.68        1.66 (1)    20,203        0.70 (2)      4.96 (2)    0.73 (2)    4.93 (2)      5 (1)

    10.34       11.47        31,509        0.15          6.31        0.81        5.65          3
    11.01       12.64        53,378        0.48          5.54        0.68        5.33          5
     9.56       (7.84)       47,557        0.64          5.37        0.66        5.35         19
    10.85       19.65        53,935        0.66 (3)      5.29        0.66        5.29          8
    10.85        5.27        47,055        0.65 (3)      5.17        0.65        5.17         --
    10.72        1.37 (1)    43,894        0.64 (2)(3)   5.11 (2)    0.64 (2)    5.11 (2)     --


TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
-------------------------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
-------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
-------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
MULTI-STATE MUNICIPAL
SERIES TRUST


SEMIANNUAL REPORT
MAY 31, 1997